UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04363

AMERICAN CENTURY GOVERNMENT INCOME TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON
4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	03-31

Date of reporting period:	09-30-09

ITEM 1. REPORTS TO STOCKHOLDERS.
Provided under separate cover.

Semiannual Report
September 30, 2009

American Century Investments

Ginnie Mae Fund

Government Bond Fund

Inflation-Adjusted Bond Fund

Short-Term Government Fund

President’s Letter

Dear Investor:

Thank you for your investment with us during the financial reporting period ended September 30, 2009. We appreciate your trust in American Century Investments® at this volatile, transitional time in the economy and investment markets.

As the upheavals associated with the “Great Recession” gradually subside, our senior management team has put considerable thought into how the investment environment has changed and what new challenges and opportunities await us. Critical factors that we are anticipating in the coming year include marked shifts in investment and spending behavior, along with consolidation in our industry.

Most importantly, we think the economic recovery will be slow and extended. The economy and capital markets have come a long way since Lehman Brothers collapsed over a year ago, but 2010 will likely bring continuing challenges. The stock market’s rebound since last March and the third-quarter economic surge this year were fueled largely by corporate cost-cutting and unprecedented monetary and fiscal stimulus, including some key programs that have since expired or been scaled back.

Meanwhile, the resilient but struggling consumer sector still faces rising unemployment, heavy debt burdens, tight credit conditions, and a housing market that is starting to stabilize, but remains vulnerable. Much of our investment positioning in 2009 has cautiously reflected these still unstable economic fundamentals, leading to underperformance, in some cases, versus market benchmarks buoyed by the rally of riskier assets. We still support our fundamentally based positioning because we believe strongly that some markets—driven more by technical factors than fundamentals—have advanced further than underlying economic conditions warrant, and remain susceptible to the possibility of more volatility ahead.

For more detailed information from our portfolio management team about the performance and positioning of your investment, please review the following pages, or visit our website, americancentury.com.

Thank you for your continued confidence in us.

Sincerely,

Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Table of Contents

Market Perspective	2
U.S. Fixed-Income Total Returns	2

Ginnie Mae
Performance	3
Portfolio Commentary	5
Portfolio at a Glance, Yields and
Types of Investments in Portfolio	7

Government Bond
Performance	8
Portfolio Commentary	10
Portfolio at a Glance, Yields and
Types of Investments in Portfolio	12

Inflation-Adjusted Bond
Performance	13
Portfolio Commentary	15
Portfolio at a Glance, Yields, Portfolio Composition by Weighted
Average Life and Types of Investments in Portfolio	17

Short-Term Government
Performance	18
Portfolio Commentary	20
Portfolio at a Glance, Yields and
Types of Investments in Portfolio	22

Shareholder Fee Examples	23

Financial Statements
Schedule of Investments	26
Statement of Assets and Liabilities	42
Statement of Operations	44
Statement of Changes in Net Assets	45
Notes to Financial Statements	47
Financial Highlights	58

Other Information
Approval of Management Agreements	69
Additional Information	74
Index Definitions	75

The opinions expressed in the Market Perspective and each of the Portfolio Commentaries reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century Investments or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Market Perspective

By David MacEwen, Chief Investment Officer, Fixed Income

Economy Stabilized, Credit Crisis Eased

The six months ended September 30, 2009, witnessed a remarkable rebound by U.S. financial markets, made possible by the easing of the credit crisis and signs of stabilization in the economy. The government’s stimulus package and “cash for clunkers” program directly boosted consumer spending; home prices stabilized; big financial institutions passed the government’s “stress tests”; and liquidity returned to U.S. credit markets. Add it all up, and the economy expanded at a 3.5% annual rate in the third quarter. That marked the first positive reading on growth since the second quarter of 2008. But even as the economy stabilized, the unemployment rate rose to 9.8% in September, raising the prospect of a weak, “jobless” recovery.

Slack in the labor market and a still-weak economy meant a continued decline in measures of inflation, as the government’s Consumer Price Index fell by 1.3% for the year ended in September. In that environment, the Federal Reserve (the Fed) continued to hold its short-term rate target at 0%–0.25%.

Risk Reigned Supreme

The realization that financial and economic Armageddon had been averted caused a dramatic reversal of the trading that defined 2008, when Treasuries performed best by a wide margin. For the six months ended September 30, 2009, risk assets (securities such as stocks and bonds that offer potentially higher yields and returns than Treasuries) posted very strong returns while intermediate- and long-term Treasury bond prices actually fell (see the table below). This resulted in historic outperformance by some segments of credit markets compared with Treasuries for the six months.

Rates Edged Up

With signs of stability in the economy and financial markets, the Fed began to look ahead to an end to its support of the market for government agency and mortgage-backed securities; nevertheless, to ensure the recovery, the Fed’s policy making arm said it would keep rates low for the foreseeable future. In that environment, investors sold Treasuries, sending their prices down and yields up.

U.S. Fixed-Income Total Returns
For the six months ended September 30, 2009*
Treasury Securities		Citigroup U.S. Bond Market Indices
3-Month Bill	0.09%	High-Yield Cash-Pay (corporate)	37.81%
2-Year Note	0.73%	Credit (investment-grade corporate)	16.39%
10-Year Note	–3.82%	Broad Investment-Grade (multi-sector)	4.80%
30-Year Bond	–6.62%	Inflation-Linked Securities	3.47%
		Mortgage (mortgage-backed)	2.89%
		Agency	1.51%
		Treasury	–1.03%
		*Total returns for periods less than one year are not annualized.

Performance

Ginnie Mae

Total Returns as of September 30, 2009
			Average Annual Returns
					Since	Inception
	6 months(1)	1 year	5 years	10 years	Inception	Date
Investor Class	2.87%	9.25%	5.31%	5.70%	7.19%	9/23/85
Citigroup GNMA Index	2.82%	9.21%	5.79%	6.34%	7.99%(3)	—
Institutional Class	2.97%	9.47%	—	—	7.97%(2)	9/28/07
Advisor Class	2.74%	8.98%	5.05%	5.44%	5.25%	10/9/97
R Class	2.59%	8.69%	—	—	7.22%(2)	9/28/07
(1)	Total returns for periods less than one year are not annualized.
(2)	Class returns would have been lower if American Century Investments had not voluntarily waived a portion of its management fee.
(3)	Since 9/30/85, the date nearest the Investor Class’s inception for which data are available.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

One-Year Returns Over 10 Years
Periods ended September 30
	2000	2001	2002	2003	2004	2005	2006	2007	2008	2009
Investor Class	6.97%	11.31%	6.91%	2.69%	2.86%	2.76%	3.62%	4.69%*	6.35%*	9.25%
Citigroup
GNMA Index	7.73%	11.89%	7.45%	3.33%	4.32%	3.54%	4.04%	5.33%	6.93%	9.21%
*Returns would have been lower, along with the ending value, if a portion of the class’s management fee had not been waived during the period.

Total Annual Fund Operating Expenses
Investor Class		Institutional Class			Advisor Class				R Class
0.57%			0.37%			0.82%			1.07%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

Portfolio Commentary

Ginnie Mae

Portfolio Managers: Bob Gahagan, Hando Aguilar, and Dan Shiffman

Performance Summary

Ginnie Mae returned 2.87%* for the six months ended September 30, 2009. By comparison, the Citigroup GNMA Index returned 2.82%. See page 3 for additional performance comparisons. Portfolio returns reflect operating expenses, while Citigroup index returns do not.

The portfolio’s absolute return reflected the performance of high-quality mortgage-backed securities (MBS) during a period when interest rates edged up as the economy and credit markets stabilized (see page 2). Relative to its benchmark, Ginnie Mae benefited from some of our duration, coupon, and sector allocation decisions.

Mortgage Market Review

There were a number of positive developments in the mortgage market, as home sales volumes and prices appeared to stabilize during the summer, after the dramatic declines witnessed in recent years. That’s a result of the unprecedented steps the Federal Reserve (the Fed) took to support the economy and credit markets. Mortgage rates edged up slightly during the six-month period despite worries about future inflation and massive Treasury bond supply. Stable to slightly higher rates provided a good backdrop for MBS, whose performance was also supported by the Fed’s market purchases. However, in a period when lower-quality bonds outperformed higher-quality, Ginnie Mae mortgages lagged government agency and commercial MBS.

Duration, Sector Allocation Helped

We typically manage the portfolio’s duration (price sensitivity to interest rate changes) within a narrow band around that of our benchmark. At the beginning of the period, the portfolio’s duration was slightly long. However, because of some changes to coupon allocation and active steps to limit the impact of low but rising refinancing rates (duration extension), the portfolio ended the period with a duration slightly short to the index. It helped performance to reduce the portfolio’s duration as rates rose.

With regard to the portfolio’s coupon structure, it was beneficial to favor higher-coupon GNMAs over lower-coupon bonds. Lower-coupon bonds typically underperform when rates rise because of their tendency to experience more pronounced duration extension.

*All fund returns referenced in this commentary are for Investor Class shares. Total returns for periods less than one year are not annualized.

Ginnie Mae

Other positions that helped the portfolio’s relative returns were a stake in collateralized mortgage obligations (CMOs) and relative weightings in pools of GNMA I (single-issuer mortgage pools) and GNMA II (multi-issuer pools) mortgages. GNMA CMOs offer more predictable cash flows than passthrough MBS, making them useful for helping manage portfolio duration. CMOs outperformed for the six months. It was also helpful to hold an overweight position in GNMA IIs versus GNMA Is. We have preferred GNMA IIs over Is for some time for their higher yields and the additional diversification provided by their multi-issuer pools. As the yield difference between GNMA Is and IIs narrowed (because GNMA IIs outperformed), we took some profits from this trade and reduced our overweight to IIs.

Outlook

“We see a number of positives in the market for MBS,” said Portfolio Manager Hando Aguilar. “First, while the economy has stabilized, it’s still fairly weak. As a result, we think interest rates are likely to stay low and rise only gradually. Second, liquidity has improved, making for narrower credit spreads and better-functioning markets. Third, MBS continue to offer attractive yields relative to Treasuries, making the mortgage market a likely beneficiary of demand from investors seeking high-quality investments offering additional yield.”

“In that environment, we’ll continue to look for securities offering what we consider to be the best risk/reward trade-offs in our market with the potential to outperform over time. In this regard, we’re likely to continue to underweight discount MBS going forward, because the Fed is approximately $900 billion of the way through its planned purchase of $1.2 trillion in government-agency MBS. These purchases, which will conclude in early 2010, have been concentrated in lower-coupon bonds. As a result, we believe these coupon tranches are likely to suffer a letdown.”

Ginnie Mae

Portfolio at a Glance
	As of	As of
	9/30/09	3/31/09
Average Duration (effective)	3.1 years	2.3 years
Weighted Average Life	5.6 years	4.3 years

Yields as of September 30, 2009
30-Day SEC Yield(1)
Investor Class		3.85%
Institutional Class		4.05%
Advisor Class		3.60%
R Class		3.35%
(1) The yields presented reflect the waiver of a portion of the fund’s management fee. Without such waiver, the 30-day yields would have been lower.

Types of Investments in Portfolio
	% of	% of
	fund investments	fund investments
	as of 9/30/09	as of 3/31/09
Fixed-Rate U.S. Government Agency
Mortgage-Backed Securities (all GNMAs)	86.2%	84.1%
U.S. Government Agency Collateralized
Mortgage Obligations (all GNMAs)	7.7%	10.3%
Adjustable-Rate U.S. Government Agency
Mortgage-Backed Securities (all GNMAs)	—	1.5%
Temporary Cash Investments	6.1%	4.1%

Performance

Government Bond

Total Returns as of September 30, 2009
			Average Annual Returns
					Since	Inception
	6 months(1)	1 year	5 years	10 years	Inception	Date
Investor Class	1.61%	8.44%	5.54%	6.02%	7.60%	5/16/80
Citigroup Treasury/
Mortgage Index	1.29%	8.19%	5.60%	6.36%	—(2)	—
Advisor Class	1.48%	8.18%	5.28%	5.76%	5.59%	10/9/97
Performance information prior to September 3, 2002, is that of the American Century Treasury Fund, all of the net assets of which were acquired by
Government Bond pursuant to a plan of reorganization approved by Treasury shareholders on August 2, 2002.
(1)	Total returns for periods less than one year are not annualized.
(2) Index data not available prior to 1982.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

Government Bond

One-Year Returns Over 10 Years
Periods ended September 30
	2000	2001	2002	2003	2004	2005	2006	2007	2008	2009
Investor Class	6.41%	13.70%	8.95%	2.66%	1.27%	2.93%	3.39%	5.33%	7.77%	8.44%
Citigroup Treasury/
Mortgage Index	7.28%	12.80%	8.78%	3.55%	3.48%	2.91%	3.73%	5.51%	7.74%	8.19%

Total Annual Fund Operating Expenses
	Investor Class						Advisor Class
	0.49%						0.74%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

Portfolio Commentary

Government Bond

Portfolio Managers: Bob Gahagan, Hando Aguilar, Brian Howell, Dan Shiffman, and Jim Platz

Performance Summary

Government Bond returned 1.61%* for the six months ended September 30, 2009. By comparison, the Citigroup Treasury/Mortgage Index returned 1.29%. See page 8 for additional performance comparisons. Portfolio returns reflect operating expenses, while Citigroup index returns do not.

The portfolio’s modest absolute return reflected the challenging environment for government-backed securities during a period when financial markets witnessed a sharp rebound by risk assets (see page 2). Relative to its benchmark, Government Bond outperformed as a result of some of our sector allocation and security selection decisions.

Treasury Positioning Helped

We continued to keep the portfolio’s duration and yield curve exposure neutral relative to the Citigroup index, believing we could make better use of our risk budget through higher-confidence sector and security selection decisions. In terms of our sector allocation, we were underweight Treasuries because of the combination of low current yields, record government budget deficits, and threat of future inflation. We believe these factors argue for higher Treasury yields (and lower prices) down the road. That positioning added value for the six months, when Treasuries were the poorest-performing segment of the market.

In addition, within the Treasury allocation we held some Treasury inflation-protected securities (TIPS) in place of plain-vanilla Treasury bonds. Holding an overweight position in TIPS was beneficial because these securities outperformed by a wide margin for the six months.

We trimmed the TIPS overweight during the summer, when the yield difference (breakeven) between 10-year TIPS and nominal 10-year Treasuries got as wide as 200 basis points (or 2.00%). The breakeven rate on these securities represents investor expectations for inflation for the next decade. We built the position in late 2008 when the breakeven rate was near zero—we believed such low inflation expectations to be out of line with historical norms and the likely inflationary effect of the government’s unprecedented fiscal and monetary stimulus policies.

*All fund returns referenced in this commentary are for Investor Class shares. Total returns for periods less than one year are not annualized.

Government Bond

Agency, Mortgage Overweights Benefited

It also helped to begin the period with overweight stakes in government agency and mortgage-backed securities (MBS), which outperformed. Similar to our TIPS allocation, we built these positions when yield spreads were very attractive, and reduced these overweight positions after periods of outperformance relative to Treasuries. With respect to the agency allocation, spreads narrowed sharply, so we felt it appropriate to take our profits and take a wait-and-see approach with yields at current levels.

Within the mortgage allocation, we helped performance by favoring seasoned, well-structured MBS and collateralized mortgage obligations (CMOs), which offer more predictable cash flows than passthrough MBS. We reduced the mortgage overweight over the course of the reporting period because yield spreads reached a level where we saw more downside risk than upside potential. We thought this was particularly true given the low level of interest rates, and the fact that the Federal Reserve is expected to complete its MBS purchases—which have been a key support for the market—early in 2010.

Outlook

“While we believe the worst of the financial crisis is behind us, the economy remains weak with a ‘jobless’ recovery likely,“ said Portfolio Manager Bob Gahagan. “We believe the government’s massive monetary and fiscal stimulus could eventually result in higher inflation and lower purchasing power for the dollar. So even though near-term inflation expectations are low, we expect to evaluate opportunities to add TIPS as part of a longer-term trade to hedge against future inflation.”

“In the meantime, we’ll continue to evaluate sectors and individual securities that we believe are attractively valued and have the potential to outperform,” Gahagan said. “In the mortgage allocation, this likely means a continued stake in CMOs and other structured products that offer attractive yields and more predictable cash flows in the event that interest rates are volatile going forward.”

Government Bond

Portfolio at a Glance
	As of	As of
	9/30/09	3/31/09
Average Duration (effective)	3.6 years	3.2 years
Weighted Average Life	4.6 years	3.9 years

Yields as of September 30, 2009
30-Day SEC Yield
Investor Class		3.17%
Advisor Class		2.92%

Types of Investments in Portfolio
	% of	% of
	fund investments	fund investments
	as of 9/30/09	as of 3/31/09
U.S. Government Agency Mortgage-Backed Securities	49.3%	51.3%
U.S. Treasury Securities	24.1%	25.8%
U.S. Government Agency Securities and Equivalents	13.9%	9.0%
Collateralized Mortgage Obligations	8.3%	9.3%
Asset-Backed Securities	0.6%	0.6%
Temporary Cash Investments	3.8%	4.0%

Performance

Inflation-Adjusted Bond

Total Returns as of September 30, 2009
			Average Annual Returns
					Since	Inception
	6 months(1)	1 year	5 years	10 years	Inception	Date
Investor Class	3.53%	6.02%	4.57%	6.96%	6.00%	2/10/97
Citigroup US Inflation-Linked
Securities Index	3.47%	5.41%	4.74%	7.47%	6.59%(2)	—
Institutional Class	3.62%	6.21%	4.78%	—	5.44%	10/1/02
Advisor Class	3.35%	5.75%	4.31%	6.70%	6.22%	6/15/98
(1)	Total returns for periods less than one year are not annualized.
(2)	Since 2/28/97, the date nearest the Investor Class’s inception for which data are available.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

Inflation-Adjusted Bond

One-Year Returns Over 10 Years
Periods ended September 30
	2000	2001	2002	2003	2004	2005	2006	2007	2008	2009
Investor Class	8.29%	12.43%	13.18%	6.68%	6.68%	4.96%	1.53%	4.27%	6.16%	6.02%
Citigroup US
Inflation-Linked
Securities Index	9.11%	13.22%	14.54%	7.39%	7.23%	5.34%	1.88%	4.91%	6.22%	5.41%

Total Annual Fund Operating Expenses
Investor Class				Institutional Class				Advisor Class
0.49%				0.29%				0.74%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

Portfolio Commentary

Inflation-Adjusted Bond

Portfolio Managers: Bob Gahagan, Brian Howell, and Jim Platz

Performance Summary

Inflation-Adjusted Bond returned 3.53%* for the six months ended September 30, 2009. By comparison, the fund’s benchmark, the Citigroup US Inflation-Linked Securities Index, returned 3.47%. Portfolio returns reflect operating expenses, while index returns do not.

The portfolio’s performance benefited from the generally favorable climate for TIPS (Treasury inflation-protected securities), which, unlike longer-term traditional Treasury notes and bonds, showed positive results for the six-month period. This was primarily due to the market’s longer-term expectations for rising inflation and a relatively tight supply of inflation-linked securities. In addition, our strategy of investing a portion of the portfolio’s assets in out-of-benchmark, high-quality “spread” (non-Treasury) sectors drove the portfolio’s outperformance versus the index. Most spread sectors benefited from the market’s renewed appetite for risk and outperformed TIPS during the period.

Oil Prices Jumped, but Near-term Inflation Remained Tame

Select economic data in the manufacturing and housing industries showed signs of modest improvement during the six-month period, which led to expectations for growing worldwide demand for commodities. Oil prices reflected this sentiment, increasing from $50 a barrel on March 31, 2009, to $71 a barrel at the end of September. Other commodity prices also advanced, as indicated by the 18.64% six-month gain for the Rogers International Commodities Index, a measure of energy, agricultural, and metals products.

Nevertheless, these rising prices did not have a significant impact on the current inflation data. Despite the financial market’s optimism that the economic downturn was stabilizing, the overall economy remained weak, primarily due to rising unemployment and sluggish consumer spending. This helped maintain more of a deflationary than inflationary environment in the near term. “Headline” inflation, as measured by the overall change in the Consumer Price Index, was down 1.3% for the 12 months ended September 30, as oil prices, though higher for the six-month period, remained well below their 12-month highs. This helps explain the fund’s negative SEC yield as of September 30.

Looking ahead, inflation expectations remained on the rise. The yield difference (or breakeven rate) between 10-year TIPS and nominal 10-year Treasuries increased modestly during the period, from 1.31 percentage points at the end of March to 1.77 percentage points at the end of September. The breakeven rate estimates the market’s inflation expectation for the next 10 years. In addition, the U.S. dollar tumbled versus other major currencies—another inflationary warning sign.

*All fund returns and yields referenced in this commentary are for Investor Class shares. Total returns for periods less than one year are not annualized.

Inflation-Adjusted Bond

Portfolio Strategy

We continued to invest most of the portfolio in TIPS (approximately 90% as of September 30, 2009). The portfolio’s outperformance relative to the benchmark primarily was due to our non-TIPS positioning.

Specifically, allocations to investment-grade corporate and long-term municipal bonds drove the portfolio’s outperformance. These securities significantly outperformed traditional Treasuries and TIPS, as the market’s renewed emphasis on risk pushed returns on non-Treasury sectors higher. In the second half of the period, we took profits in the municipal sector and increased exposure to high-quality corporate bonds, which we believe should continue to offer good relative value. Small allocations to mortgage and agency securities also generated positive results for the six months, but these sectors generally lagged TIPS.

Additionally, early in the period, we complemented our spread-sector investments with a small position in inflation swaps, or strategies that synthetically create inflation-linked exposure. We believe the combination of TIPS, spread securities, and inflation swaps may enhance the portfolio’s results and outperform traditional Treasury securities over time.

Outlook

Near-term inflation concerns remain subdued, primarily due to still-weak global economic fundamentals. Longer term, we believe inflationary pressures are likely to build, given historical patterns (the average annual inflation rate for the last 30 years was approximately 3.25%) and the amount of inflationary economic stimulus from the government and Federal Reserve. Therefore, the long-term inflation outlook, along with a relatively low 10-year breakeven rate, suggest TIPS continue to offer attractive long-term value.

Inflation-Adjusted Bond

Portfolio at a Glance
	As of	As of
	9/30/09	3/31/09
Weighted Average Life	9.2 years	9.2 years
Average Duration (static real yield beta)	5.8 years	5.8 years(1)
(1) The calculation as of March 31, 2009, was based on effective average duration.

Yields as of September 30, 2009
30-Day SEC Yield
Investor Class		-0.43%
Institutional Class		-0.24%
Advisor Class		-0.68%

Portfolio Composition by Weighted Average Life
	% of	% of
	fund investments	fund investments
	as of 9/30/09	as of 3/31/09
0 – 5-Year Notes(2)	33.8%	37.1%
5 – 10-Year Notes	32.7%	29.0%
10 – 35-Year Bonds	33.5%	33.9%
(2) Includes temporary cash investments.

Types of Investments in Portfolio
	% of	% of
	fund investments	fund investments
	as of 9/30/09	as of 3/31/09
U.S. Treasury Securities	90.2%	86.8%
Corporate Bonds	5.7%	5.4%
Commercial Mortgage-Backed Securities	0.9%	1.3%
Municipal Securities	0.7%	3.2%
U.S. Government Agency Securities and Equivalents	0.3%	1.5%
U.S. Government Agency Mortgage-Backed Securities	—	1.0%
Temporary Cash Investments	2.2%	0.8%

Performance

Short-Term Government

Total Returns as of September 30, 2009
			Average Annual Returns
					Since	Inception
	6 months(1)	1 year	5 years	10 years	Inception	Date
Investor Class	1.63%	4.24%	3.94%	4.17%	5.87%	12/15/82
Citigroup US Treasury/Agency
1- to 3-Year Index	0.89%	4.15%	4.17%	4.69%	6.79%(2)	—
Advisor Class	1.51%	3.98%	3.68%	3.91%	3.83%	7/8/98
(1)	Total returns for periods less than one year are not annualized.
(2)	Since 12/31/82, the date nearest the Investor Class’s inception for which data are available.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

Short-Term Government

One-Year Returns Over 10 Years
Periods ended September 30
	2000	2001	2002	2003	2004	2005	2006	2007	2008	2009
Investor Class	5.78%	9.50%	4.70%	1.90%	0.36%	1.40%	3.71%	5.27%	5.13%	4.24%
Citigroup US
Treasury/Agency
1- to 3-Year Index	5.92%	10.59%	5.87%	2.85%	1.13%	1.10%	3.81%	5.76%	6.09%	4.15%

Total Annual Fund Operating Expenses
	Investor Class						Advisor Class
	0.57%						0.82%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

Portfolio Commentary

Short-Term Government

Portfolio Managers: Bob Gahagan, Hando Aguilar, Brian Howell, Dan Shiffman, and Jim Platz

Performance Summary

Short-Term Government returned 1.63%* for the six months ended September 30, 2009. By comparison, the Citigroup US Treasury/Agency 1- to 3-Year Index returned 0.89%. See page 18 for additional performance comparisons. Portfolio returns reflect operating expenses, while Citigroup index returns do not.

The portfolio’s absolute return reflected the prevailing environment for short-term government-backed securities during a period when financial markets witnessed a sharp rebound by risk assets (see page 2). Relative to its benchmark, Short-Term Government outperformed as a result of some of our sector allocation and security selection decisions.

Treasury Positioning Helped

We continued to keep the portfolio’s duration and yield curve exposure neutral relative to the Citigroup index, believing we could make better use of our risk budget through higher-confidence sector and security selection decisions. In terms of our sector allocation, we were underweight Treasuries because of the combination of low current yields, record government budget deficits, and threat of future inflation. We believe these factors argue for higher Treasury yields (and lower prices) down the road. That positioning added value for the six months, when Treasuries were the poorest-performing segment of the market.

In addition, within the Treasury allocation we held some Treasury inflation-protected securities (TIPS) in place of plain-vanilla Treasury bonds. Holding an overweight position in TIPS was beneficial because these securities outperformed by a wide margin for the six months.

We trimmed the TIPS overweight during the summer, when the yield difference (breakeven) between 10-year TIPS and nominal 10-year Treasuries got as wide as 200 basis points (or 2.00%). The breakeven rate on these securities represents investor expectations for inflation for the next decade. We built the position in late 2008 when the breakeven rate was near zero—we believed such low inflation expectations to be out of line with historical norms and the likely inflationary effect of the government’s unprecedented fiscal and monetary stimulus policies.

*All fund returns referenced in this commentary are for Investor Class shares. Total returns for periods less than one year are not annualized.

Short-Term Government

Agency, Mortgage Overweights Benefited

It also helped to begin the period with overweight stakes in government agency and mortgage-backed securities (MBS), which outperformed. Similar to our TIPS allocation, we built these positions when yield spreads were very attractive, and reduced these overweight positions after periods of outperformance relative to Treasuries. With respect to the agency allocation, spreads narrowed sharply, so we felt it appropriate to take our profits and take a wait-and-see approach with yields at current levels.

Within the mortgage allocation, we helped performance by favoring seasoned, well-structured MBS and collateralized mortgage obligations (CMOs), which offer more predictable cash flows than passthrough MBS. We reduced the mortgage overweight over the course of the reporting period because yield spreads reached a level where we saw more downside risk than upside potential. We thought this was particularly true given the low level of interest rates, and the fact that the Federal Reserve is expected to complete its MBS purchases—which have been a key support for the market—early in 2010.

Outlook

“While we believe the worst of the financial crisis is behind us, the economy remains weak with a ‘jobless’ recovery likely,“ said Portfolio Manager Bob Gahagan. “We believe the government’s massive monetary and fiscal stimulus could eventually result in higher inflation and lower purchasing power for the dollar. So even though near-term inflation expectations are low, we expect to evaluate opportunities to add TIPS as part of a longer-term trade to hedge against future inflation.”

“In the meantime, we’ll continue to evaluate sectors and individual securities that we believe are attractively valued and have the potential to outperform,” Gahagan said. “In the mortgage allocation, this likely means a continued stake in CMOs and other structured products that offer attractive yields and more predictable cash flows in the event that interest rates are volatile going forward.”

Short-Term Government

Portfolio at a Glance
	As of	As of
	9/30/09	3/31/09
Average Duration (effective)	1.8 years	1.7 years
Weighted Average Life	1.9 years	1.9 years

Yields as of September 30, 2009
30-Day SEC Yield
Investor Class		1.00%
Advisor Class		0.75%

Types of Investments in Portfolio
	% of	% of
	fund investments	fund investments
	as of 9/30/09	as of 3/31/09
U.S. Treasury Securities	48.1%	37.9%
U.S. Government Agency Securities and Equivalents	28.4%	22.4%
Collateralized Mortgage Obligations &
Commercial Mortgage-Backed Securities	15.6%	28.9%
U.S. Government Agency Mortgage-Backed Securities	3.8%	5.1%
Municipal Securities	1.3%	2.9%
Asset-Backed Securities	—(1)	—(1)
Temporary Cash Investments	2.8%	2.8%
(1) Category is less than 0.05% of total investments.

Shareholder Fee Examples (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/ exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2009 to September 30, 2009.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)	Annualized
	4/1/09	9/30/09	4/1/09 – 9/30/09	Expense Ratio(1)
Ginnie Mae
Actual
Investor Class	$1,000	$1,028.70	$2.80	0.55%
(after waiver)(2)
Investor Class	$1,000	$1,028.70(3)	$2.90	0.57%
(before waiver)
Institutional Class	$1,000	$1,029.70	$1.78	0.35%
(after waiver)(2)
Institutional Class	$1,000	$1,029.70(3)	$1.88	0.37%
(before waiver)
Advisor Class	$1,000	$1,027.40	$4.07	0.80%
(after waiver)(2)
Advisor Class	$1,000	$1,027.40(3)	$4.17	0.82%
(before waiver)
R Class (after waiver)(2)	$1,000	$1,025.90	$5.33	1.05%
R Class (before waiver)	$1,000	$1,025.90(3)	$5.43	1.07%
Hypothetical
Investor Class	$1,000	$1,022.31	$2.79	0.55%
(after waiver)(2)
Investor Class	$1,000	$1,022.21	$2.89	0.57%
(before waiver)
Institutional Class	$1,000	$1,023.31	$1.78	0.35%
(after waiver)(2)
Institutional Class	$1,000	$1,023.21	$1.88	0.37%
(before waiver)
Advisor Class	$1,000	$1,021.06	$4.05	0.80%
(after waiver)(2)
Advisor Class	$1,000	$1,020.96	$4.15	0.82%
(before waiver)
R Class (after waiver)(2)	$1,000	$1,019.80	$5.32	1.05%
R Class (before waiver)	$1,000	$1,019.70	$5.42	1.07%
(1)	Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.
(2)	During the six months ended September 30, 2009, the investment advisor waived a portion of the class’s management fee.
(3)	Ending account value assumes the return earned after waiver. The return would have been lower had fees not been waived and would have resulted in a lower ending account value.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)	Annualized
	4/1/09	9/30/09	4/1/09 – 9/30/09	Expense Ratio(1)
Government Bond
Actual
Investor Class	$1,000	$1,016.10	$2.48	0.49%
Advisor Class	$1,000	$1,014.80	$3.74	0.74%
Hypothetical
Investor Class	$1,000	$1,022.61	$2.48	0.49%
Advisor Class	$1,000	$1,021.36	$3.75	0.74%
Inflation-Adjusted Bond
Actual
Investor Class	$1,000	$1,035.30	$2.50	0.49%
Institutional Class	$1,000	$1,036.20	$1.48	0.29%
Advisor Class	$1,000	$1,033.50	$3.77	0.74%
Hypothetical
Investor Class	$1,000	$1,022.61	$2.48	0.49%
Institutional Class	$1,000	$1,023.61	$1.47	0.29%
Advisor Class	$1,000	$1,021.36	$3.75	0.74%
Short-Term Government
Actual
Investor Class	$1,000	$1,016.30	$2.88	0.57%
Advisor Class	$1,000	$1,015.10	$4.14	0.82%
Hypothetical
Investor Class	$1,000	$1,022.21	$2.89	0.57%
Advisor Class	$1,000	$1,020.96	$4.15	0.82%
(1) Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

Schedule of Investments

Ginnie Mae

SEPTEMBER 30, 2009 (UNAUDITED)

	Principal			Principal
	Amount	Value		Amount	Value
U.S. Government Agency			GNMA, 9.50%, 5/15/16
			to 7/20/25(3)	$ 468,541	$ 532,404
Mortgage-Backed Securities(1) — 96.4%
			GNMA, 9.75%, 8/15/17
GNMA, 5.00%, settlement			to 11/20/21(3)	139,679	156,748
date 10/15/09(2)	$131,000,000	$ 135,564,564	GNMA, 10.00%, 11/15/09
GNMA, 6.00%, settlement			to 1/15/22(3)	109,764	122,803
date 10/15/09(2)	37,500,000	39,591,825	GNMA, 10.25%, 5/15/12
GNMA, 4.50%, 7/15/33			to 2/15/19(3)	44,947	49,316
to 5/20/39	140,875,034	143,216,616	GNMA, 10.50%, 3/15/14
GNMA, 5.00%, 6/15/33			to 4/20/19(3)	71,471	79,865
to 9/15/39(3)	192,966,196	200,681,248	GNMA, 11.00%, 12/15/09
GNMA, 5.50%, 4/15/33			to 6/15/20(3)	55,735	61,016
to 4/20/39(3)	491,553,775	518,635,638
			GNMA, 11.25%, 2/20/16(3)	2,150	2,418
GNMA, 6.00%, 7/20/16			GNMA, 11.50%, 2/15/13
to 2/20/39(3)	337,835,453	358,181,902
			to 10/20/18(3)	6,717	7,543
GNMA, 6.50%, 6/15/23			GNMA, 12.00%, 3/15/11
to 11/15/38(3)	72,906,231	78,003,234
			to 12/15/12(3)	8,137	8,812
GNMA, 7.00%, 5/15/17			GNMA, 12.25%, 2/15/14(3)	4,125	4,700
to 12/20/29(3)	10,783,378	11,869,197
GNMA, 7.00%, 1/15/24(3)	1,485	1,637	GNMA, 12.50%, 6/15/10
			to 12/15/13(3)	18,284	19,927
GNMA, 7.25%, 4/15/23			GNMA, 13.00%, 1/15/11
to 6/15/23(3)	62,879	69,548
			to 8/15/15(3)	61,029	69,520
GNMA, 7.50%, 6/15/13			GNMA, 13.50%, 5/15/10
to 11/15/31(3)	8,432,476	9,434,606
			to 8/15/14(3)	25,205	29,291
GNMA, 7.50%, 8/15/26(3)	1,550	1,735	GNMA, 13.75%,
GNMA, 7.65%, 6/15/16			8/15/14(3)	5,459	6,449
to 12/15/16(3)	91,732	99,839	GNMA, 14.00%, 6/15/11
GNMA, 7.75%, 11/15/22			to 7/15/11(3)	1,578	1,752
to 6/20/23(3)	67,880	75,969	GNMA, 14.50%, 10/15/12
GNMA, 7.77%, 4/15/20			to 12/15/12(3)	12,670	14,670
to 6/15/20(3)	240,306	268,841	GNMA, 15.00%, 7/15/11
GNMA, 7.85%, 9/20/22(3)	33,651	37,708	to 9/15/12(3)	14,952	17,030
GNMA, 7.89%, 9/20/22(3)	14,663	16,449	TOTAL U.S. GOVERNMENT AGENCY
GNMA, 7.98%, 6/15/19(3)	93,918	104,530	MORTGAGE-BACKED SECURITIES
			(Cost $1,465,416,982)		1,504,930,588
GNMA, 8.00%, 2/20/17
to 7/20/30(3)	2,536,264	2,870,101	U.S. Government Agency Collateralized
GNMA, 8.15%, 2/15/21(3)	60,700	68,693	Mortgage Obligations(1) — 8.6%
GNMA, 8.25%, 10/20/16			GNMA, Series 1998-6,
to 5/15/27(3)	551,180	616,001	Class FA, VRN, 0.75%,
GNMA, 8.35%, 11/15/20(3)	45,193	51,246	10/16/09, resets monthly
GNMA, 8.50%, 1/20/13			off the 1-month LIBOR
to 12/15/30(3)	2,044,810	2,324,268	plus 0.51% with a cap
			of 9.00%(3)	3,783,396	3,796,289
GNMA, 8.75%, 1/15/17			GNMA, Series 1998-17,
to 7/15/27(3)	212,794	241,249
			Class F, VRN, 0.74%,
GNMA, 9.00%, 4/15/11			10/16/09, resets monthly
to 1/15/25(3)	1,274,784	1,435,252	off the 1-month LIBOR
GNMA, 9.25%, 9/15/16			plus 0.50% with a cap
to 3/15/25(3)	253,924	284,428	of 9.00%(3)	451,559	451,995

Ginnie Mae

	Principal			Principal
	Amount	Value		Amount	Value
GNMA, Series 2000-22,			GNMA, Series 2003-46,
Class FG, VRN, 0.44%,			Class PA, 5.00%,
10/16/09, resets monthly			5/20/29(3)	$ 7,283,178	$ 7,416,847
off the 1-month LIBOR			GNMA, Series 2003-55,
plus 0.20% with a cap			Class PG, 5.00%,
of 10.00%(3)	$ 210,803	$ 209,816	6/20/29(3)	9,390,969	9,589,616
GNMA, Series 2001-59,			GNMA, Series 2003-66,
Class FD, VRN, 0.74%,			Class EH, 5.00%,
10/16/09, resets monthly			5/20/32(3)	17,650,000	18,616,906
off the 1-month LIBOR
plus 0.50% with a cap			GNMA, Series 2003-66,
of 8.50%(3)	2,206,653	2,189,402	Class HF, VRN, 0.70%,
			10/20/09, resets monthly
GNMA, Series 2001-62,			off the 1-month LIBOR
Class FB, VRN, 0.74%,			plus 0.45% with a cap
10/16/09, resets monthly			of 7.50%	4,400,140	4,329,642
off the 1-month LIBOR
plus 0.50% with a cap			GNMA, Series 2003-85,
of 8.50%(3)	4,515,518	4,532,175	Class A SEQ, 4.50%,
			9/20/27	3,455,065	3,569,911
GNMA, Series 2002-13,
Class FA, VRN, 0.74%,			GNMA, Series 2003-85,
10/16/09, resets monthly			Class BM SEQ, 5.00%,
off the 1-month LIBOR			2/20/24	701,847	710,731
plus 0.50% with a cap			GNMA, Series 2003-85,
of 8.50%(3)	2,582,643	2,592,403	Class BX SEQ, 5.50%,
GNMA, Series 2002-24,			2/20/24	701,847	710,446
Class FA, VRN, 0.74%,			GNMA, Series 2003-86,
10/16/09, resets monthly			Class BD SEQ, 5.50%,
off the 1-month LIBOR			4/20/30	13,677,406	13,875,804
plus 0.50% with a cap			GNMA, Series 2003-110,
of 8.50%(3)	4,494,491	4,502,277	Class HA SEQ, 5.00%,
GNMA, Series 2002-29,			5/20/29(3)	1,598,566	1,614,032
Class FA SEQ, VRN,			GNMA, Series 2004-30,
0.60%, 10/20/09, resets			Class PD, 5.00%,
monthly off the 1-month			2/20/33(3)	22,223,224	23,477,009
LIBOR plus 0.35% with a			GNMA, Series 2004-39,
cap of 9.00%(3)	1,306,763	1,306,126	Class XF SEQ, VRN,
GNMA, Series 2002-31,			0.49%, 10/16/09, resets
Class FW, VRN, 0.64%,			monthly off the 1-month
10/16/09, resets monthly			LIBOR plus 0.25% with a
off the 1-month LIBOR			cap of 7.50%(3)	3,054,195	3,002,677
plus 0.40% with a cap			GNMA, Series 2004-46,
of 8.50%(3)	1,323,693	1,313,229	Class BG SEQ, 5.00%,
GNMA, Series 2002-60,			5/20/25	3,031,299	3,088,346
Class PE, 6.00%,			GNMA, Series 2004-87,
7/20/31(3)	5,902	5,903	Class LA, 3.625%,
GNMA, Series 2003-14,			12/20/28(3)	5,174,663	5,210,243
Class F, VRN, 0.60%,			GNMA, Series 2007-6,
10/20/09, resets monthly			Class LA, 5.50%,
off the 1-month LIBOR			10/20/30	4,894,149	4,970,955
plus 0.35% with a cap
of 7.50%(3)	192,755	192,702	GNMA, Series 2007-33,
			Class LA, 5.50%, 4/20/31	10,184,468	10,355,944
GNMA, Series 2003-42,
Class FW, VRN, 0.60%,			TOTAL U.S. GOVERNMENT
10/20/09, resets monthly			AGENCY COLLATERALIZED
off the 1-month LIBOR			MORTGAGE OBLIGATIONS
plus 0.35% with a cap			(Cost $129,910,850)		133,865,240
of 7.00%(3)	2,213,519	2,233,814

Ginnie Mae

	Shares	Value
Temporary Cash Investments — 6.9%
JPMorgan U.S. Treasury
Plus Money Market Fund
Agency Shares(3)	353,292	$ 353,292
Repurchase Agreement, Bank of America
Securities, LLC, (collateralized by various
U.S. Treasury obligations, 0.27%, 7/15/10,
valued at $55,977,268), in a joint trading
account at 0.02%, dated 9/30/09, due
10/1/09 (Delivery value $54,875,030)		54,875,000
Repurchase Agreement, Deutsche Bank
Securities, Inc., (collateralized by various
U.S. Treasury obligations, 3.375%,
6/30/13, valued at $53,315,496), in a
joint trading account at 0.03%, dated
9/30/09, due 10/1/09 (Delivery value
$52,270,044)		52,270,000
TOTAL TEMPORARY
CASH INVESTMENTS
(Cost $107,498,292)		107,498,292
TOTAL INVESTMENT
SECURITIES — 111.9%
(Cost $1,702,826,124)		1,746,294,120
OTHER ASSETS AND
LIABILITIES — (11.9)%		(185,307,408)
TOTAL NET ASSETS — 100.0%		$1,560,986,712

Notes to Schedule of Investments
GNMA = Government National Mortgage Association
LIBOR = London Interbank Offered Rate
resets = The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SEQ = Sequential Payer
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
(1) Final maturity indicated, unless otherwise noted.
(2) Forward commitment.
(3) Security, or a portion thereof, has been segregated for forward commitments. At the period end, the aggregate value of securities pledged was $175,157,000.

See Notes to Financial Statements.

Government Bond

SEPTEMBER 30, 2009 (UNAUDITED)

	Principal			Principal
	Amount	Value		Amount	Value
U.S. Government Agency			FNMA, 6.50%, 9/1/47(2)	$ 114,098	$ 121,412
Mortgage-Backed Securities(1) — 52.0%			FNMA, 6.50%, 9/1/47(2)	826,246	879,212
			FNMA, 6.50%, 9/1/47(2)	923,378	982,570
ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES — 0.4%			FNMA, 6.50%, 9/1/47(2)	2,741,779	2,917,538
FNMA, VRN, 5.71%,			FNMA, 6.00%, 4/1/48(2)	8,973,419	9,456,302
12/1/12(2)	$ 4,544,768	$ 4,790,415	GNMA, 5.00%, settlement
FIXED-RATE U.S. GOVERNMENT AGENCY			date 10/15/09(3)	15,000,000	15,522,660
MORTGAGE-BACKED SECURITIES — 51.6%			GNMA, 5.50%, 12/20/38	27,101,166	28,531,637
FHLMC, 4.50%, 1/1/19(2)	3,600,183	3,803,079	GNMA, 6.00%, 1/20/39	6,035,287	6,399,245
FHLMC, 5.00%, 5/1/23(2)	24,399,988	25,654,834	GNMA, 5.00%, 3/20/39	24,345,038	25,233,054
FHLMC, 5.50%, 10/1/34(2)	5,157,415	5,423,613	GNMA, 5.50%, 3/20/39	9,102,203	9,582,845
FHLMC, 5.50%, 4/1/38(2)	59,049,891	61,903,969	GNMA, 5.50%, 4/20/39	14,148,598	14,895,714
FHLMC, 6.50%, 7/1/47(2)	380,779	404,475			572,680,273
FNMA, 6.00%, settlement			TOTAL U.S. GOVERNMENT AGENCY
date 10/15/09(3)	20,798,784	21,939,472	MORTGAGE-BACKED SECURITIES
FNMA, 6.50%, settlement			(Cost $556,266,747)		577,470,688
date 10/15/09(3)	15,170,000	16,205,838	U.S. Treasury Securities — 25.4%
FNMA, 4.50%, 6/1/18	2,084,154	2,201,612	U.S. Treasury Bonds,
FNMA, 4.50%, 5/1/19(2)	10,284,355	10,831,816	11.25%, 2/15/15(2)	13,500,000	19,452,663
FNMA, 5.00%, 9/1/20(2)	1,117,314	1,181,647	U.S. Treasury Bonds,
FNMA, 4.50%, 11/1/20	933,112	982,784	10.625%, 8/15/15(2)	4,500,000	6,457,500
FNMA, 6.50%, 3/1/32(2)	561,677	605,844	U.S. Treasury Bonds,
			8.125%, 8/15/19(2)	7,600,000	10,594,879
FNMA, 7.00%, 6/1/32(2)	509,736	561,897
			U.S. Treasury Bonds,
FNMA, 6.50%, 8/1/32(2)	717,160	774,003	8.125%, 8/15/21(2)	14,247,000	20,299,752
FNMA, 5.50%, 7/1/33(2)	8,361,946	8,798,770	U.S. Treasury Bonds,
FNMA, 5.00%, 11/1/33(2)	40,262,888	41,805,880	7.125%, 2/15/23(2)	10,700,000	14,356,393
FNMA, 5.50%, 8/1/34	31,211,116	32,802,558	U.S. Treasury Bonds,
			6.625%, 2/15/27(2)	4,500,000	5,971,644
FNMA, 5.50%, 9/1/34(2)	1,657,012	1,741,503
FNMA, 5.50%, 10/1/34(2)	14,193,159	14,916,862	U.S. Treasury Bonds,
			6.125%, 11/15/27(2)	3,000,000	3,812,814
FNMA, 5.00%, 8/1/35(2)	8,650,840	8,968,849	U.S. Treasury Bonds,
FNMA, 5.50%, 1/1/36(2)	32,294,670	33,921,178	5.50%, 8/15/28(2)	5,000,000	5,968,755
FNMA, 5.00%, 2/1/36(2)	3,750,948	3,888,835	U.S. Treasury Bonds,
			5.25%, 2/15/29(2)	5,000,000	5,807,815
FNMA, 5.50%, 4/1/36(2)	10,831,296	11,376,810
FNMA, 5.00%, 5/1/36(2)	17,630,999	18,279,122	U.S. Treasury Bonds,
			3.50%, 2/15/39(2)	12,000,000	10,878,756
FNMA, 5.50%, 12/1/36(2)	9,788,092	10,267,301	U.S. Treasury Bonds,
FNMA, 5.50%, 2/1/37(2)	35,496,696	37,234,555	4.25%, 5/15/39(2)	6,000,000	6,210,942
FNMA, 6.50%, 8/1/37(2)	7,031,150	7,497,256	U.S. Treasury Notes,
FNMA, 6.00%, 11/1/37	44,942,169	47,508,086	2.625%, 5/31/10(2)	10,000,000	10,158,210
FNMA, 6.00%, 9/1/38	3,675,490	3,873,277	U.S. Treasury Notes,
			0.875%, 4/30/11(2)	30,000,000	30,096,120
FNMA, 6.00%, 11/1/38	5,693,017	5,999,372
			U.S. Treasury Notes,
FNMA, 4.50%, 2/1/39	14,475,671	14,683,698	4.125%, 8/31/12(2)	19,750,000	21,311,494
FNMA, 6.50%, 6/1/47(2)	282,739	300,864	U.S. Treasury Notes,
FNMA, 6.50%, 8/1/47(2)	758,094	806,691	1.875%, 2/28/14(2)	42,810,000	42,462,212
FNMA, 6.50%, 8/1/47(2)	950,785	1,011,734	U.S. Treasury Notes,
			2.375%, 8/31/14	7,000,000	7,030,079

Government Bond

	Principal			Principal
	Amount	Value		Amount	Value
U.S. Treasury Notes,			Morgan Stanley, 2.00%,
4.875%, 8/15/16(2)	$14,000,000	$ 15,757,658	9/22/11(2)	$10,000,000	$ 10,168,740
U.S. Treasury Notes,			Morgan Stanley, 3.25%,
4.75%, 8/15/17(2)	28,950,000	32,276,992	12/1/11(2)	5,000,000	5,204,835
U.S. Treasury Notes,			State Street Corp., 2.15%,
4.00%, 8/15/18(2)	12,085,000	12,765,736	4/30/12(2)	7,500,000	7,623,517
TOTAL U.S. TREASURY SECURITIES			US Bancorp, 1.80%,
(Cost $274,757,883)		281,670,414	5/15/12	10,000,000	10,056,320
U.S. Government Agency Securities			Wells Fargo & Co., 3.00%,
			12/9/11(2)	4,500,000	4,663,345
and Equivalents — 14.7%					113,295,705
FIXED-RATE U.S. GOVERNMENT			TOTAL U.S. GOVERNMENT AGENCY
AGENCY SECURITIES — 4.4%			SECURITIES AND EQUIVALENTS
FHLMC, 1.75%,			(Cost $160,023,998)		162,855,629
6/15/12	11,000,000	11,068,266
FHLMC, 2.125%,			Collateralized Mortgage
9/21/12(2)	10,000,000	10,137,650	Obligations(1) — 8.7%
FHLMC, 3.625%,			FHLMC, Series 2560,
8/25/14(2)	10,000,000	10,152,200	Class FG SEQ, VRN,
FNMA, 2.75%, 3/13/14(2)	10,000,000	10,169,250	0.74%, 10/15/09, resets
			monthly off the 1-month
FNMA, 5.00%, 2/13/17(2)	7,250,000	8,032,558	LIBOR plus 0.50% with a
		49,559,924	cap of 8.50%(2)	481,457	480,753
GOVERNMENT-BACKED			FHLMC, Series 2625,
CORPORATE BONDS(4) — 10.3%			Class FJ SEQ, VRN, 0.54%,
Bank of America Corp.,			10/15/09, resets monthly
3.125%, 6/15/12(2)	18,800,000	19,568,224	off the 1-month LIBOR
Citigroup Funding, Inc.,			plus 0.30% with a cap
			of 7.50%(2)	2,378,744	2,367,610
1.375%, 5/5/11(2)	5,000,000	5,034,850
			FHLMC, Series 2706,
Citigroup Funding, Inc.,			Class EB, 5.00%,
1.25%, 6/3/11	4,000,000	4,014,708	9/15/20(2)	4,990,224	5,219,895
Citigroup Funding, Inc.,			FHLMC, Series 2779,
2.125%, 7/12/12(2)	4,000,000	4,047,480
			Class FM SEQ, VRN,
Citigroup Funding, Inc.,			0.59%, 10/15/09, resets
1.875%, 11/15/12(5)	8,000,000	8,006,000	monthly off the 1-month
General Electric Capital			LIBOR plus 0.35% with a
Corp., 1.80%, 3/11/11(2)	5,000,000	5,063,900	cap of 7.50%(2)	2,641,704	2,610,016
General Electric Capital			FHLMC, Series 2780,
Corp., 2.625%, 12/28/12(2)	1,500,000	1,538,492	Class BD SEQ, 4.50%,
GMAC LLC, 2.20%,			10/15/17(2)	2,569,869	2,599,904
12/19/12(2)	5,150,000	5,209,967	FHLMC, Series 2784,
Goldman Sachs Group,			Class HJ SEQ, 4.00%,
Inc. (The), 1.625%,			4/15/19	8,813,000	9,168,934
7/15/11(2)	3,500,000	3,536,792	FHLMC, Series 2892,
Goldman Sachs Group,			Class A SEQ, 5.00%,
Inc. (The), 3.25%,			5/15/21(2)	2,502,959	2,566,672
6/15/12(2)	5,000,000	5,222,090	FHLMC, Series 3076,
HSBC USA, Inc., 3.125%,			Class BM SEQ, 4.50%,
12/16/11(2)	5,000,000	5,195,820	11/15/25	13,500,000	13,626,688
John Deere Capital Corp.,			FHLMC, Series 3203,
2.875%, 6/19/12(2)	3,950,000	4,084,245	Class VN SEQ, 5.00%,
			6/15/22(2)	10,000,000	10,603,919
JPMorgan Chase & Co.,
1.65%, 2/23/11(2)	5,000,000	5,056,380

Government Bond

	Principal			Principal
	Amount	Value		Amount	Value
FNMA, Series 2002-5,			Asset-Backed Securities(1) — 0.6%
Class PJ, 6.00%,
10/25/21(2)	$ 2,286,096	$ 2,429,612	FHLMC, Series T20,
FNMA, Series 2002-89,			Class A7, VRN, 0.55%,
Class CA SEQ, 5.00%,			10/26/09, resets monthly
4/25/16(2)	235,943	238,434	off the 1-month LIBOR
			plus 0.15% with no caps(2)	$ 2,288,812	$ 2,026,574
FNMA, Series 2003-10,
Class HW SEQ, 5.00%,			FHLMC, Series T21,
11/25/16(2)	2,200,021	2,260,807	Class A, VRN, 0.61%,
			10/26/09, resets monthly
FNMA, Series 2003-14,			off the 1-month LIBOR
Class LA SEQ, 5.00%,			plus 0.18% with no caps(2)	4,405,827	4,041,798
8/25/16(2)	766,893	782,321
			FHLMC, Series T34,
FNMA, Series 2003-42,			Class A1V, VRN, 0.49%,
Class FK, VRN, 0.65%,			10/26/09, resets monthly
10/25/09, resets monthly			off the 1-month LIBOR
off the 1-month LIBOR			plus 0.12% with no caps(2)	623,590	561,630
plus 0.40% with a cap			FHLMC, Series T35,
of 7.50%(2)	2,496,431	2,461,108
			Class A, VRN, 0.53%,
FNMA, Series 2003-43,			10/26/09, resets monthly
Class LF, VRN, 0.60%,			off the 1-month LIBOR
10/25/09, resets monthly			plus 0.14% with no caps(2)	547,044	499,405
off the 1-month LIBOR
plus 0.35% with a cap			TOTAL ASSET-BACKED SECURITIES
of 8.00%(2)	4,686,272	4,637,078	(Cost $7,870,831)		7,129,407
FNMA, Series 2003-52,				Shares
Class KF SEQ, VRN,
0.65%, 10/25/09, resets			Temporary Cash Investments — 4.0%
monthly off the 1-month			JPMorgan U.S. Treasury
LIBOR plus 0.40% with a			Plus Money Market Fund
cap of 7.50%(2)	3,941,930	3,902,792	Agency Shares(2)	223	223
FNMA, Series 2004 W5,			Repurchase Agreement, Bank of America
Class F1, VRN, 0.70%,			Securities, LLC, (collateralized by various
10/25/09, resets monthly			U.S. Treasury obligations, 0.27%, 7/15/10,
off the 1-month LIBOR			valued at $45,303,079), in a joint trading
plus 0.45% with a cap			account at 0.02%, dated 9/30/09, due
of 7.50%(2)	4,750,126	4,615,860	10/1/09 (Delivery value $44,411,025)		44,411,000
FNMA, Series 2005-47,			TOTAL TEMPORARY
Class AN SEQ, 5.00%,			CASH INVESTMENTS
12/25/16(2)	809,114	833,350	(Cost $44,411,223)		44,411,223
FNMA, Series 2005-121,			TOTAL INVESTMENT
Class V SEQ, 4.50%,			SECURITIES — 105.4%
6/25/29	12,617,065	12,911,354	(Cost $1,136,914,766)		1,170,531,482
GNMA, Series 2004-30,			OTHER ASSETS AND
Class PD, 5.00%,			LIABILITIES — (5.4)%		(59,651,453)
2/20/33(2)	12,000,000	12,677,014
			TOTAL NET ASSETS — 100.0%		$1,110,880,029
TOTAL COLLATERALIZED
MORTGAGE OBLIGATIONS
(Cost $93,584,084)		96,994,121

Government Bond

Notes to Schedule of Investments
Equivalent = Security whose principal payments are backed by the full faith and credit of the United States
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GMAC = General Motors Acceptance Corporation
GNMA = Government National Mortgage Association
LIBOR = London Interbank Offered Rate
resets = The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SEQ = Sequential Payer
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
(1) Final maturity indicated, unless otherwise noted.
(2) Security, or a portion thereof, has been segregated for when-issued securities and/or forward commitments. At the period end, the aggregate value of securities pledged was $61,674,000.
(3) Forward commitment.
(4) The debt is guaranteed under the Federal Deposit Insurance Corporation’s (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or
June 30, 2012.
(5) When-issued security.

See Notes to Financial Statements.

Inflation-Adjusted Bond

SEPTEMBER 30, 2009 (UNAUDITED)

	Principal			Principal
	Amount	Value		Amount	Value
U.S. Treasury Securities — 89.9%			U.S. Treasury Inflation
			Indexed Notes, 2.00%,
U.S. Treasury Inflation			1/15/14(1)	$120,825,312	$ 125,318,563
Indexed Bonds, 2.375%,			U.S. Treasury Inflation
1/15/25(1)	$168,441,207	$ 176,757,991
			Indexed Notes, 1.25%,
U.S. Treasury Inflation			4/15/14(1)	35,614,950	36,204,805
Indexed Bonds, 2.00%,			U.S. Treasury Inflation
1/15/26(1)	118,050,176	118,013,344
			Indexed Notes, 2.00%,
U.S. Treasury Inflation			7/15/14(1)	132,412,273	137,750,077
Indexed Bonds, 2.375%,			U.S. Treasury Inflation
1/15/27(1)	89,887,957	94,635,120
			Indexed Notes, 1.625%,
U.S. Treasury Inflation			1/15/15(1)	192,631,656	196,424,188
Indexed Bonds, 1.75%,			U.S. Treasury Inflation
1/15/28(1)	60,793,991	58,400,228
			Indexed Notes, 1.875%,
U.S. Treasury Inflation			7/15/15(1)	102,328,339	105,845,875
Indexed Bonds, 3.625%,			U.S. Treasury Inflation
4/15/28(1)	94,847,885	117,433,537
			Indexed Notes, 2.00%,
U.S. Treasury Inflation			1/15/16(1)	141,703,612	147,194,627
Indexed Bonds, 2.50%,			U.S. Treasury Inflation
1/15/29(1)	128,114,013	138,042,849
			Indexed Notes, 2.50%,
U.S. Treasury Inflation			7/15/16(1)	94,931,809	101,814,365
Indexed Bonds, 3.875%,			U.S. Treasury Inflation
4/15/29(1)	103,946,120	134,317,928
			Indexed Notes, 2.375%,
U.S. Treasury Inflation			1/15/17(1)	60,857,911	64,813,675
Indexed Bonds, 3.375%,			U.S. Treasury Inflation
4/15/32(1)	40,441,262	50,109,231
			Indexed Notes, 2.625%,
U.S. Treasury Inflation			7/15/17(1)	58,291,266	63,355,320
Indexed Notes, 4.25%,			U.S. Treasury Inflation
1/15/10(1)	56,447,118	56,993,978
			Indexed Notes, 1.625%,
U.S. Treasury Inflation			1/15/18(1)	50,138,261	50,686,673
Indexed Notes, 0.875%,			U.S. Treasury Inflation
4/15/10(1)	54,336,650	54,421,524
			Indexed Notes, 1.375%,
U.S. Treasury Inflation			7/15/18(1)	32,906,846	32,618,911
Indexed Notes, 3.50%,			U.S. Treasury Inflation
1/15/11(1)	13,796,230	14,382,569
			Indexed Notes, 2.125%,
U.S. Treasury Inflation			1/15/19(1)	56,972,104	59,874,149
Indexed Notes, 2.375%,			U.S. Treasury Inflation
4/15/11(1)	58,967,576	60,810,313
			Indexed Notes, 1.875%,
U.S. Treasury Inflation			7/15/19(1)	35,804,590	36,901,106
Indexed Notes, 3.375%,			TOTAL U.S. TREASURY SECURITIES
1/15/12(1)	22,103,280	23,539,993
			(Cost $2,402,871,526)		2,488,103,704
U.S. Treasury Inflation
Indexed Notes, 2.00%,			Corporate Bonds — 5.6%
4/15/12(1)	47,437,875	49,216,795	BEVERAGES — 0.3%
U.S. Treasury Inflation			Anheuser-Busch InBev
Indexed Notes, 3.00%,			Worldwide, Inc., 6.875%,
7/15/12(1)	88,709,872	94,448,337	11/15/19(2)	3,120,000	3,530,639
U.S. Treasury Inflation			Coca-Cola Co. (The),
Indexed Notes, 0.625%,			3.625%, 3/15/14(1)	2,440,000	2,532,344
4/15/13(1)	48,497,260	48,451,770
			Coca-Cola Enterprises,
U.S. Treasury Inflation			Inc., 4.25%, 3/1/15(1)	2,490,000	2,637,112
Indexed Notes, 1.875%,
7/15/13(1)	38,018,961	39,325,863			8,700,095

Inflation-Adjusted Bond

	Principal			Principal
	Amount	Value		Amount	Value
BIOTECHNOLOGY — 0.1%			MEDIA — 0.1%
Amgen, Inc., 5.85%,			Comcast Corp., 5.90%,
6/1/17(1)	$ 2,590,000	$ 2,853,665	3/15/16(1)	$ 1,880,000	$ 2,023,591
CAPITAL MARKETS — 0.5%			Time Warner Cable, Inc.,
Credit Suisse (New York),			8.25%, 2/14/14(1)	1,210,000	1,411,611
5.50%, 5/1/14(1)	3,710,000	3,992,346			3,435,202
Credit Suisse (New York),			METALS & MINING — 0.1%
5.30%, 8/13/19(1)	3,240,000	3,328,481	Rio Tinto Finance USA
Goldman Sachs Group,			Ltd., 5.875%, 7/15/13(1)	2,000,000	2,157,048
Inc. (The), 7.50%,			MULTI-UTILITIES — 0.3%
2/15/19(1)	2,980,000	3,413,849
			Dominion Resources, Inc.,
Morgan Stanley, 7.30%,			6.40%, 6/15/18(1)	1,880,000	2,108,648
5/13/19(1)	3,190,000	3,516,021
			Pacific Gas & Electric Co.,
		14,250,697	6.25%, 12/1/13(1)	1,820,000	2,046,364
CHEMICALS — 0.1%			PG&E Corp., 5.75%,
Dow Chemical Co. (The),			4/1/14(1)	3,270,000	3,574,594
8.55%, 5/15/19(1)	1,560,000	1,756,608	Sempra Energy, 6.50%,
CONSUMER FINANCE — 2.8%			6/1/16(1)	1,250,000	1,383,990
John Deere Capital Corp.,					9,113,596
4.90%, 9/9/13(1)	1,500,000	1,605,960	OIL, GAS & CONSUMABLE FUELS — 0.6%
SLM Corp., 1.32%,			BP Capital Markets plc,
1/25/10(1)	28,192,750	27,341,363	3.125%, 3/10/12(1)	1,700,000	1,757,304
Toyota Motor Credit Corp.,			Chevron Corp., 3.95%,
VRN, 1.22%, 10/1/09(1)	47,758,200	47,814,533	3/3/14	2,440,000	2,572,751
		76,761,856	ConocoPhillips, 4.75%,
DIVERSIFIED FINANCIAL SERVICES — 0.1%			2/1/14(1)	5,990,000	6,453,315
Bank of America Corp.,			Shell International Finance
6.50%, 8/1/16(1)	2,590,000	2,727,485	BV, 4.30%, 9/22/19(1)	3,240,000	3,263,483
DIVERSIFIED TELECOMMUNICATION			XTO Energy, Inc., 6.50%,
SERVICES — 0.2%			12/15/18(1)	1,870,000	2,068,029
AT&T, Inc., 6.70%,					16,114,882
11/15/13(1)	1,820,000	2,064,231	PHARMACEUTICALS — 0.1%
Cellco Partnership/Verizon			Roche Holdings, Inc.,
Wireless Capital LLC,			6.00%, 3/1/19(1)(2)	2,130,000	2,375,310
5.55%, 2/1/14(1)(2)	2,320,000	2,510,082
			SOFTWARE — 0.1%
Cellco Partnership/Verizon
Wireless Capital LLC,			Oracle Corp., 6.125%,
			7/8/39(1)	3,300,000	3,729,307
8.50%, 11/15/18(1)(2)	1,560,000	1,951,632
		6,525,945	WIRELESS TELECOMMUNICATION SERVICES — 0.1%
FOOD PRODUCTS(3)			Vodafone Group plc,
			5.45%, 6/10/19(1)	2,550,000	2,660,892
Kraft Foods, Inc., 6.125%,			TOTAL CORPORATE BONDS
2/1/18(1)	940,000	997,726
			(Cost $151,047,164)		155,979,780
INDUSTRIAL CONGLOMERATES — 0.1%
General Electric Co.,
5.25%, 12/6/17(1)	1,770,000	1,819,466

Inflation-Adjusted Bond

	Principal			Principal
	Amount	Value		Amount	Value
Commercial Mortgage-Backed			U.S. Government Agency Securities
Securities(4) — 0.9%			and Equivalents — 0.3%
Credit Suisse Mortgage			Bank of America Corp.,
Capital Certificates, Series			3.125%, 6/15/12(1)(5)
2007 TF2A, Class A1, VRN,			(Cost $7,111,644)	$ 7,000,000	$ 7,286,041
0.42%, 10/15/09, resets
monthly off the 1-month				Shares
LIBOR plus 0.18% with
no caps(1)(2)	$ 11,925,643	$ 8,862,081	Temporary Cash Investments — 2.2%
GMAC Commercial			JPMorgan U.S. Treasury
Mortgage Securities, Inc.,			Plus Money Market Fund
Series 2005 C1, Class A2			Agency Shares	25,885	25,885
SEQ, 4.47%, 5/10/43(1)	7,430,471	7,474,719	Repurchase Agreement, Bank of America
Lehman Brothers Floating			Securities, LLC, (collateralized by various
Rate Commercial			U.S. Treasury obligations, 0.27%, 7/15/10,
Mortgage Trust, Series			valued at $61,840,728), in a joint trading
2007 LLFA, Class A1, VRN,			account at 0.02%, dated 9/30/09, due
0.54%, 10/15/09, resets			10/1/09 (Delivery value $60,623,034)		60,623,000
monthly off the 1-month			TOTAL TEMPORARY
LIBOR plus 0.30% with			CASH INVESTMENTS
no caps(1)(2)	9,129,497	7,391,580	(Cost $60,648,885)		60,648,885
TOTAL COMMERCIAL			TOTAL INVESTMENT
MORTGAGE-BACKED SECURITIES			SECURITIES — 99.6%
(Cost $28,469,340)		23,728,380	(Cost $2,666,431,834)		2,756,298,104
Municipal Securities — 0.7%			OTHER ASSETS AND
			LIABILITIES — 0.4%		10,250,124
California Educational			TOTAL NET ASSETS — 100.0%		$2,766,548,228
Facilities Auth. Rev.,
Series 2007 T1, (Stanford
University), 5.00%,
3/15/39(1)	12,500,000	14,920,125
California GO, (Building
Bonds), 7.55%, 4/1/39(1)	1,710,000	1,915,046
New York State Dormitory
Auth. Rev., (Building
Bonds), 5.63%, 3/15/39(1)	1,750,000	1,852,655
Texas GO, (Building
Bonds), 5.52%, 4/1/39(1)	1,750,000	1,863,488
TOTAL MUNICIPAL SECURITIES
(Cost $16,283,275)		20,551,314

Inflation-Adjusted Bond

Swap Agreements
Notional Amount		Description of Agreement	Premiums Paid (Received)	Value
TOTAL RETURN
	$44,200,000	Pay a fixed rate equal to 1.13% and receive	—	$(1,553,894)
		the return of the U.S. CPI Urban Consumers
		NSA Index upon the termination date with
		Barclays Bank plc. Expires January 2012.
	8,000,000	Pay a fixed rate equal to 1.08% and receive	—	(235,467)
		the return of the U.S. CPI Urban Consumers
		NSA Index upon the termination date with
		UBS AG. Expires November 2013.
	24,000,000	Pay a fixed rate equal to 1.31% and receive	—	(1,367,356)
		the return of the U.S. CPI Urban Consumers
		NSA Index upon the termination date with
		Barclays Bank plc. Expires April 2017.
	58,300,000	Pay a fixed rate equal to 1.77% and receive	—	(4,905,992)
		the return of the U.S. CPI Urban Consumers
		NSA Index upon the termination date with
		Barclays Bank plc. Expires December 2027.
			—	$(8,062,709)

Notes to Schedule of Investments
CPI = Consumer Price Index
Equivalent = Security whose principal payments are backed by the full faith and credit of the United States
GMAC = General Motors Acceptance Corporation
GO = General Obligation
LIBOR = London Interbank Offered Rate
NSA = Not Seasonally Adjusted
resets = The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SEQ = Sequential Payer
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
(1)	Security, or a portion thereof, has been segregated for swap agreements. At the period end, the aggregate value of securities pledged
	was $8,063,000.
(2)	Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or
	exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was
	$26,621,324, which represented 1.0% of total net assets.
(3)	Category is less than 0.05% of total net assets.
(4)	Final maturity indicated, unless otherwise noted.
(5)	The debt is guaranteed under the Federal Deposit Insurance Corporation’s (FDIC) Temporary Liquidity Guarantee Program and is backed by
	the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or
	June 30, 2012.

See Notes to Financial Statements.

Short-Term Government

SEPTEMBER 30, 2009 (UNAUDITED)

	Principal			Principal
	Amount	Value		Amount	Value
U.S. Treasury Securities — 48.7%			GOVERNMENT-BACKED
			CORPORATE BONDS(2) — 11.8%
U.S. Treasury Notes,			Bank of America Corp.,
2.625%, 5/31/10(1)	$ 20,000,000	$ 20,316,420
			3.125%, 6/15/12(1)	$ 17,000,000	$ 17,694,671
U.S. Treasury Notes,			Citibank NA, 1.25%,
2.875%, 6/30/10(1)	25,000,000	25,483,400
			9/22/11(1)	6,000,000	6,004,788
U.S. Treasury Notes,			Citigroup Funding, Inc.,
1.50%, 10/31/10(1)	25,000,000	25,289,075
			1.375%, 5/5/11(1)	14,500,000	14,601,065
U.S. Treasury Notes,			General Electric Capital
4.50%, 2/28/11(1)	35,000,000	36,929,130
			Corp., 1.80%, 3/11/11(1)	5,000,000	5,063,900
U.S. Treasury Notes,			GMAC LLC, 2.20%,
0.875%, 4/30/11(1)	65,000,000	65,208,260
			12/19/12(1)	9,500,000	9,610,618
U.S. Treasury Notes,			Goldman Sachs Group,
1.125%, 6/30/11(1)	65,000,000	65,408,850
			Inc. (The), 1.625%,
U.S. Treasury Notes,			7/15/11(1)	6,000,000	6,063,072
1.00%, 8/31/11(1)	118,000,000	118,267,388
			Goldman Sachs Group,
U.S. Treasury Notes,			Inc. (The), 3.25%,
1.00%, 9/30/11	25,000,000	25,033,225	6/15/12(1)	5,000,000	5,222,090
U.S. Treasury Notes,			HSBC USA, Inc., 3.125%,
1.75%, 11/15/11(1)	22,500,000	22,851,585	12/16/11(1)	7,000,000	7,274,148
U.S. Treasury Notes,			John Deere Capital Corp.,
1.125%, 1/15/12(1)	5,000,000	5,002,735	2.875%, 6/19/12(1)	5,000,000	5,169,930
U.S. Treasury Notes,			JPMorgan Chase & Co.,
1.875%, 6/15/12(1)	90,000,000	91,455,480	1.65%, 2/23/11(1)	11,000,000	11,124,036
U.S. Treasury Notes,			Morgan Stanley, 2.00%,
1.50%, 7/15/12(1)	20,000,000	20,110,940	9/22/11(1)	10,000,000	10,168,740
U.S. Treasury Notes,			Morgan Stanley, 3.25%,
1.375%, 9/15/12(1)	9,000,000	8,988,759	12/1/11(1)	10,000,000	10,409,670
TOTAL U.S. TREASURY SECURITIES			State Street Corp., 2.15%,
(Cost $525,607,103)		530,345,247	4/30/12(1)	5,000,000	5,082,345
U.S. Government Agency Securities			US Bancorp, 1.80%,
and Equivalents — 28.7%			5/15/12	15,000,000	15,084,480
					128,573,553
FIXED-RATE U.S. GOVERNMENT
AGENCY SECURITIES — 16.9%			TOTAL U.S. GOVERNMENT AGENCY
			SECURITIES AND EQUIVALENTS
FHLB, 1.625%,			(Cost $308,154,953)		312,588,105
7/27/11(1)	16,000,000	16,193,632
FHLB, 1.625%,			Collateralized Mortgage
9/26/12(1)	15,000,000	14,977,200	Obligations(3) — 12.5%
FHLMC, 2.875%,			FHLMC, Series 2430,
6/28/10(1)	12,000,000	12,224,100	Class QC, 5.50%,
FHLMC, 2.125%,			2/15/17(1)	12,801,241	13,592,176
3/23/12(1)	34,750,000	35,423,490	FHLMC, Series 2522,
FHLMC, 1.75%,			Class XA SEQ, 5.00%,
6/15/12	20,000,000	20,124,120	8/15/16(1)	648,511	658,299
FHLMC, 2.125%,			FHLMC, Series 2552,
9/21/12(1)	20,000,000	20,275,300	Class HA SEQ, 5.00%,
			9/15/16(1)	176,169	177,884
FNMA, 2.50%, 4/9/10(1)	30,000,000	30,347,910
FNMA, 2.375%, 5/20/10(1)	34,000,000	34,448,800
		184,014,552

Short-Term Government

	Principal			Principal
	Amount	Value		Amount	Value
FHLMC, Series 2624,			FHLMC, Series 2941,
Class FE SEQ, VRN,			Class XA, 5.00%,
0.54%, 10/15/09, resets			2/15/25(1)	$ 3,075,612	$ 3,127,904
monthly off the 1-month			FHLMC, Series 2984,
LIBOR plus 0.30% with a			Class NA, 5.50%,
cap of 8.00%(1)	$ 5,343,419	$ 5,277,170	4/15/26(1)	2,842,208	2,914,966
FHLMC, Series 2625,			FHLMC, Series 3370,
Class FJ SEQ, VRN, 0.54%,			Class FB SEQ, VRN,
10/15/09, resets monthly			0.49%, 10/15/09, resets
off the 1-month LIBOR			monthly off the 1-month
plus 0.30% with a cap			LIBOR plus 0.25% with a
of 7.50%(1)	4,043,865	4,024,937	cap of 7.00%	2,889,765	2,879,514
FHLMC, Series 2631,			FNMA, Series 2002-5,
Class PC, 4.50%,			Class PJ, 6.00%,
3/15/16(1)	11,225,968	11,553,661	10/25/21(1)	2,286,096	2,429,611
FHLMC, Series 2672,			FNMA, Series 2002-71,
Class QR, 4.00%,			Class UB, 5.00%,
9/15/10(1)	1,801,707	1,853,159	11/25/15(1)	157,864	158,441
FHLMC, Series 2688,			FNMA, Series 2002-74,
Class DE SEQ, 4.50%,			Class PD, 5.00%,
2/15/20(1)	3,559,370	3,658,836	11/25/15(1)	1,303,796	1,307,700
FHLMC, Series 2699,			FNMA, Series 2002-83,
Class TG SEQ, 4.00%,			Class GM SEQ, 5.00%,
5/15/17(1)	1,735,823	1,800,766	5/25/16(1)	2,091,064	2,119,306
FHLMC, Series 2709,			FNMA, Series 2002-86,
Class PC, 5.00%,			Class KB SEQ, 5.00%,
9/15/18(1)	7,551,558	7,703,176	5/25/16(1)	919,761	931,474
FHLMC, Series 2718,			FNMA, Series 2003-3,
Class FW, VRN, 0.59%,			Class HA SEQ, 5.00%,
10/15/09, resets monthly			9/25/16(1)	709,086	726,370
off the 1-month LIBOR
plus 0.35% with a cap			FNMA, Series 2003-17,
of 8.00%(1)	7,256,300	7,167,214	Class FN, VRN, 0.55%,
10/25/09, resets monthly
FHLMC, Series 2779,			off the 1-month LIBOR
Class FM SEQ, VRN,			plus 0.30% with a cap
0.59%, 10/15/09, resets			of 8.50%(1)	8,885,825	8,741,137
monthly off the 1-month
LIBOR plus 0.35% with a			FNMA, Series 2003-24,
cap of 7.50%(1)	2,641,704	2,610,016	Class BF SEQ, VRN,
0.60%, 10/25/09, resets
FHLMC, Series 2780,			monthly off the 1-month
Class BD SEQ, 4.50%,			LIBOR plus 0.35% with a
10/15/17(1)	4,283,115	4,333,173	cap of 8.00%(1)	3,278,046	3,257,516
FHLMC, Series 2827,			FNMA, Series 2003-29,
Class F, VRN, 0.59%,			Class L SEQ, 5.00%,
10/15/09, resets monthly			9/25/30(1)	2,090,383	2,171,521
off the 1-month LIBOR
plus 0.35% with a cap			FNMA, Series 2003-35,
of 7.50%(1)	4,991,554	4,950,893	Class KC SEQ, 4.50%,
			4/25/17(1)	1,703,033	1,760,412
FHLMC, Series 2890,
Class AB SEQ, 3.75%,			FNMA, Series 2003-42,
12/15/11(1)	594,754	602,084	Class FK, VRN, 0.65%,
10/25/09, resets monthly
FHLMC, Series 2931,			off the 1-month LIBOR
Class QA, 4.50%,			plus 0.40% with a cap
4/15/15(1)	2,163,638	2,173,749	of 7.50%(1)	3,744,646	3,691,661

Short-Term Government

	Principal			Principal
	Amount	Value		Amount	Value
FNMA, Series 2003-43,			FNMA, VRN, 3.78%,
Class LF, VRN, 0.60%,			10/1/09(1)	$ 51,437	$ 52,203
10/25/09, resets monthly			FNMA, VRN, 4.10%,
off the 1-month LIBOR			10/1/09(1)	51,302	51,414
plus 0.35% with a cap
of 8.00%(1)	$ 4,686,272	$ 4,637,078	FNMA, VRN, 4.28%,
			10/1/09(1)	19,146	19,342
FNMA, Series 2004 W5,
Class F1, VRN, 0.70%,			FNMA, VRN, 5.08%,
			10/1/09(1)	25,356	25,781
10/25/09, resets monthly
off the 1-month LIBOR			FNMA, VRN, 5.42%,
plus 0.45% with a cap			10/1/09(1)	785,354	805,238
of 7.50%(1)	4,750,126	4,615,860	FNMA, VRN, 7.49%,
FNMA, Series 2005-53,			10/1/09(1)	11,880	12,164
Class WC SEQ, 5.00%,			FNMA, VRN, 5.36%,
8/25/18(1)	2,667,863	2,773,046	11/1/09(1)	90,605	93,107
FNMA, Series 2006-4,			FNMA, VRN, 5.91%,
Class A SEQ, 6.00%,			11/1/09(1)	194,302	193,459
11/25/22(1)	2,165,988	2,231,711	FNMA, VRN, 3.79%,
FNMA, Series 2006-77,			12/1/09(1)	222,022	224,681
Class PD, 6.50%,			FNMA, VRN, 5.23%,
10/25/30(1)	2,077,037	2,168,272	12/1/09(1)	24,879	25,147
GNMA, Series 2003-46,			FNMA, VRN, 3.13%,
Class PA, 5.00%,			1/1/10(1)	1,951,715	1,985,714
5/20/29(1)	5,111,002	5,204,805
			FNMA, VRN, 4.75%,
GNMA, Series 2003-55,			1/1/10(1)	15,021	15,064
Class PG, 5.00%,
6/20/29(1)	6,260,646	6,393,077	FNMA, VRN, 5.59%,
			1/1/10(1)	44,834	44,200
TOTAL COLLATERALIZED
MORTGAGE OBLIGATIONS			FNMA, VRN, 4.25%,
(Cost $134,337,160)		136,378,575	2/1/10(1)	10,654	10,700
			FNMA, VRN, 3.16%,
U.S. Government Agency			3/1/10(1)	89,229	90,993
Mortgage-Backed Securities(3) — 3.9%			FNMA, VRN, 6.17%,
ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY			3/1/10(1)	6,483	6,699
MORTGAGE-BACKED SECURITIES — 2.5%			FNMA, VRN, 2.875%,
FHLMC, VRN, 5.00%,			4/1/10(1)	39,236	39,531
10/1/09(1)	26,043	26,278	FNMA, VRN, 3.20%,
FHLMC, VRN, 3.375%,			4/1/10(1)	61,288	61,743
11/1/09(1)	50,227	49,977	FNMA, VRN, 2.83%,
FHLMC, VRN, 3.39%,			5/1/10(1)	59,302	59,938
12/1/09(1)	168,285	169,663	FNMA, VRN, 4.81%,
FHLMC, VRN, 3.88%,			5/1/10(1)	17,516	18,061
3/1/10(1)	65,344	67,542	FNMA, VRN, 2.94%,
FHLMC, VRN, 5.78%,			7/1/10(1)	18,067	18,332
8/1/10(1)	3,536,769	3,738,281	FNMA, VRN, 5.79%,
FHLMC, VRN, 6.36%,			2/1/11(1)	7,791,811	8,220,306
7/1/11(1)	10,082,329	10,747,834	GNMA, VRN, 5.125%,
FNMA, VRN, 2.94%,			10/1/09(1)	16,057	16,675
10/1/09(1)	40,405	40,475	GNMA, VRN, 4.625%,
FNMA, VRN, 3.25%,			1/1/10(1)	30,834	31,730
10/1/09(1)	78,972	78,659	GNMA, VRN, 4.375%,
FNMA, VRN, 3.60%,			4/1/10(1)	624	638
10/1/09(1)	25,175	25,323

Short-Term Government

	Principal			Principal
	Amount	Value		Amount/
GNMA, VRN, 4.875%,				Shares	Value
4/1/10(1)	$ 81,986	$ 83,851	LB-UBS Commercial
GNMA, VRN, 4.375%,			Mortgage Trust, Series
7/1/10(1)	17,395	17,805	2005 C2, Class A2 SEQ,
			4.82%, 4/15/30(1)	$ 20,427,765	$ 20,642,528
		27,168,548
			Morgan Stanley Capital I,
FIXED-RATE U.S. GOVERNMENT AGENCY			Series 2004 HQ3, Class A2
MORTGAGE-BACKED SECURITIES — 1.4%			SEQ, 4.05%, 1/13/41(1)	1,395,694	1,408,555
FHLMC, 6.50%, 1/1/11(1)	34,536	35,459	Prudential Securities
FHLMC, 6.50%, 5/1/11(1)	73,146	76,572	Secured Financing Corp.,
FHLMC, 6.50%, 12/1/12(1)	123,342	129,852	Series 2000 C1,
			Class A2 SEQ, VRN,
FHLMC, 6.00%, 2/1/13(1)	351,946	370,727	7.73%, 10/1/09(1)	3,038,218	3,068,599
FHLMC, 7.00%, 11/1/13(1)	27,947	29,668	TOTAL COMMERCIAL
FHLMC, 7.00%, 12/1/14(1)	26,344	28,280	MORTGAGE-BACKED SECURITIES
FHLMC, 6.00%, 1/1/15(1)	923,295	986,267	(Cost $35,167,878)		35,672,422
FHLMC, 7.50%, 5/1/16(1)	328,843	356,152	Municipal Securities — 1.3%
FHLMC, 5.50%, 11/1/17(1)	979,904	1,051,330	Michigan Municipal Bond
FHLMC, 5.50%, 1/1/38(1)	7,652,542	8,028,394	Auth. Rev., (Clean Water
			Revolving Fund), 5.625%,
FNMA, 8.00%, 5/1/12(1)	16,130	17,190	10/1/10, Prerefunded at
FNMA, 6.50%, 1/1/13(1)	538,645	574,814	101% of Par(1)(4)
FNMA, 6.50%, 3/1/13(1)	4,795	5,117	(Cost $13,874,373)	13,325,000	14,168,473
FNMA, 6.00%, 6/1/13(1)	57,298	61,268	Asset-Backed Securities(3)(5)
FNMA, 6.50%, 6/1/13(1)	2,709	2,900	Ameriquest Mortgage
FNMA, 6.00%, 1/1/14(1)	19,839	21,267	Securities, Inc., Series
			2003-8, Class AV2, VRN,
FNMA, 6.00%, 7/1/14(1)	161,530	173,254	0.68%, 10/26/09, resets
FNMA, 5.50%, 4/1/16(1)	297,240	317,884	monthly off the 1-month
FNMA, 7.00%, 5/1/32(1)	509,511	561,650	LIBOR plus 0.43% with
			no caps(1)
FNMA, 7.00%, 5/1/32(1)	536,687	591,606	(Cost $182,803)	182,802	161,595
FNMA, 7.00%, 6/1/32(1)	169,666	187,394
			Temporary Cash Investments — 2.8%
FNMA, 7.00%, 6/1/32(1)	759,382	837,090
			FHLB Discount Notes,
FNMA, 7.00%, 8/1/32(1)	423,541	466,883	0.001%, 10/1/09(6)	19,000,000	19,000,000
GNMA, 9.50%, 11/20/19(1)	9,264	10,366	JPMorgan U.S. Treasury
		14,921,384	Plus Money Market Fund
			Agency Shares(1)	11,649,876	11,649,876
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES			TOTAL TEMPORARY
(Cost $40,200,727)		42,089,932	CASH INVESTMENTS
			(Cost $30,649,876)		30,649,876
Commercial Mortgage-Backed			TOTAL INVESTMENT
Securities(3) — 3.3%			SECURITIES — 101.2%
Chase Manhattan Bank-			(Cost $1,088,174,873)		1,102,054,225
First Union National Bank,			OTHER ASSETS AND
Series 1999-1, Class C,			LIABILITIES — (1.2)%		(13,531,492)
VRN, 7.625%, 10/1/09(1)	1,200,000	1,209,341	TOTAL NET ASSETS — 100.0%		$1,088,522,733
GMAC Commercial
Mortgage Securities, Inc.,
Series 2005 C1, Class A2
SEQ, 4.47%, 5/10/43(1)	9,288,089	9,343,399

Short-Term Government

Futures Contracts
Underlying Face
Contracts Purchased	Expiration Date	Amount at Value	Unrealized Gain (Loss)
600 U.S. Treasury 2-Year Notes	December 2009	$130,181,250	$344,744

Notes to Schedule of Investments
Equivalent = Security whose principal payments are backed by the full faith and credit of the United States
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GMAC = General Motors Acceptance Corporation
GNMA = Government National Mortgage Association
LB-UBS = Lehman Brothers, Inc. — UBS AG
LIBOR = London Interbank Offered Rate
resets = The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SEQ = Sequential Payer
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
(1)	Security, or a portion thereof, has been segregated for futures contracts. At the period end, the aggregate value of securities pledged was $130,182,000.
(2)	The debt is guaranteed under the Federal Deposit Insurance Corporation’s (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or
June 30, 2012.
(3)	Final maturity indicated, unless otherwise noted.
(4)	Escrowed to maturity in U.S. government securities or state and local government securities.
(5)	Category is less than 0.05% of total net assets.
(6)	The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

Statement of Assets and Liabilities

SEPTEMBER 30, 2009 (UNAUDITED)
			Inflation-Adjusted	Short-Term
	Ginnie Mae	Government Bond	Bond	Government
Assets
Investment securities, at value
(cost of $1,702,826,124, $1,136,914,766,
$2,666,431,834 and $1,088,174,873,
respectively)	$1,746,294,120	$1,170,531,482	$2,756,298,104	$1,102,054,225
Cash	98,344	—	—	50,247
Receivable for investments sold	—	—	—	272,584
Receivable for capital shares sold	2,116,892	2,157,208	6,251,607	2,381,607
Receivable for variation margin
on futures contracts	—	—	—	121,875
Interest receivable	6,702,139	5,137,617	16,071,674	4,788,997
	1,755,211,495	1,177,826,307	2,778,621,385	1,109,669,535

Liabilities
Payable for investments purchased	191,595,972	61,603,802	—	19,994,300
Payable for capital shares redeemed	1,227,381	4,345,486	2,871,614	614,530
Payable for swap agreements, at value	—	—	8,062,709	—
Accrued management fees	678,191	431,959	1,011,381	497,589
Distribution and service fees payable	35,856	37,409	127,453	10,303
Dividends payable	687,383	527,622	—	30,080
	194,224,783	66,946,278	12,073,157	21,146,802

Net Assets	$1,560,986,712	$1,110,880,029	$2,766,548,228	$1,088,522,733

See Notes to Financial Statements.

SEPTEMBER 30, 2009 (UNAUDITED)
			Inflation-Adjusted	Short-Term
	Ginnie Mae	Government Bond	Bond	Government
Net Assets Consist of:
Capital paid in	$1,557,370,711	$1,063,908,148	$2,650,912,124	$1,092,711,780
Accumulated undistributed net
investment income (loss)	(4,355,295)	(816,577)	57,044,534	(128,196)
Accumulated undistributed net realized
gain (loss) on investment transactions	(35,496,700)	14,171,742	(23,211,991)	(18,284,947)
Net unrealized appreciation on investments	43,467,996	33,616,716	81,803,561	14,224,096
	$1,560,986,712	$1,110,880,029	$2,766,548,228	$1,088,522,733

Investor Class
Net assets	$1,377,769,898	$932,774,884	$1,844,067,288	$1,036,972,064
Shares outstanding	128,117,217	82,982,552	161,045,901	106,654,046
Net asset value per share	$10.75	$11.24	$11.45	$9.72

Institutional Class
Net assets	$8,418,065	N/A	$289,543,528	N/A
Shares outstanding	782,852	N/A	25,259,646	N/A
Net asset value per share	$10.75	N/A	$11.46	N/A

Advisor Class
Net assets	$173,388,365	$178,105,145	$632,937,412	$51,550,669
Shares outstanding	16,122,701	15,844,596	55,515,410	5,301,719
Net asset value per share	$10.75	$11.24	$11.40	$9.72

R Class
Net assets	$1,410,384	N/A	N/A	N/A
Shares outstanding	131,176	N/A	N/A	N/A
Net asset value per share	$10.75	N/A	N/A	N/A

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2009 (UNAUDITED)
			Inflation-Adjusted	Short-Term
	Ginnie Mae	Government Bond	Bond	Government
Investment Income (Loss)
Income:
Interest	$33,236,657	$21,151,868	$63,829,658	$13,472,023

Expenses:
Management fees	4,309,109	2,624,641	5,408,508	2,988,926
Distribution and service fees:
Advisor Class	206,290	230,741	703,720	74,388
R Class	2,065	—	—	—
Trustees’ fees and expenses	34,326	23,539	49,649	23,757
Other expenses	11	50	119	7
	4,551,801	2,878,971	6,161,996	3,087,078
Fees waived	(166,725)	—	—	—
	4,385,076	2,878,971	6,161,996	3,087,078

Net investment income (loss)	28,851,581	18,272,897	57,667,662	10,384,945

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	7,484,069	4,415,164	5,766,824	2,372,808
Futures contract transactions	—	(87,514)	572,038	1,210,536
	7,484,069	4,327,650	6,338,862	3,583,344

Change in net unrealized
appreciation (depreciation) on:
Investments	7,982,935	(6,666,509)	31,802,764	3,874,636
Futures contracts	—	468,166	—	(398,206)
Swap agreements	—	—	(819,986)	—
	7,982,935	(6,198,343)	30,982,778	3,476,430

Net realized and unrealized gain (loss)	15,467,004	(1,870,693)	37,321,640	7,059,774

Net Increase (Decrease) in Net Assets
Resulting from Operations	$44,318,585	$16,402,204	$94,989,302	$17,444,719

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2009 (UNAUDITED) AND YEAR ENDED MARCH 31, 2009
	Ginnie Mae		Government Bond
Increase (Decrease) in Net Assets	September 30, 2009	March 31, 2009	September 30, 2009	March 31, 2009
Operations
Net investment income (loss)	$ 28,851,581	$ 54,867,219	$ 18,272,897	$ 32,196,554
Net realized gain (loss)	7,484,069	14,152,171	4,327,650	19,975,998
Change in net unrealized
appreciation (depreciation)	7,982,935	24,977,077	(6,198,343)	15,287,541
Net increase (decrease) in net assets
resulting from operations	44,318,585	93,996,467	16,402,204	67,460,093

Distributions to Shareholders
From net investment income:
Investor Class	(29,653,755)	(52,903,038)	(16,068,768)	(27,915,316)
Institutional Class	(182,797)	(304,250)	—	—
Advisor Class	(3,379,709)	(4,377,862)	(3,045,099)	(4,581,941)
R Class	(15,807)	(5,810)	—	—
From net realized gains:
Investor Class	—	—	—	(9,207,971)
Advisor Class	—	—	—	(1,818,634)
Decrease in net assets
from distributions	(33,232,068)	(57,590,960)	(19,113,867)	(43,523,862)

Capital Share Transactions
Net increase (decrease) in net assets
from capital share transactions	57,963,680	174,832,895	27,802,735	294,236,829

Net increase (decrease) in net
assets	69,050,197	211,238,402	25,091,072	318,173,060

Net Assets
Beginning of period	1,491,936,515	1,280,698,113	1,085,788,957	767,615,897
End of period	$1,560,986,712	$1,491,936,515	$1,110,880,029	$1,085,788,957

Accumulated undistributed
net investment income (loss)	$(4,355,295)	$25,192	$(816,577)	$24,393

See Notes to Financial Statements.

SIX MONTHS ENDED SEPTEMBER 30, 2009 (UNAUDITED) AND YEAR ENDED MARCH 31, 2009
	Inflation-Adjusted Bond		Short-Term Government
Increase (Decrease) in Net Assets	September 30, 2009	March 31, 2009	September 30, 2009	March 31, 2009
Operations
Net investment income (loss)	$ 57,667,662	$ 25,880,916	$ 10,384,945	$ 31,585,318
Net realized gain (loss)	6,338,862	(12,148,518)	3,583,344	5,558,102
Change in net unrealized
appreciation (depreciation)	30,982,778	(42,996,340)	3,476,430	(4,819,809)
Net increase (decrease) in net assets
resulting from operations	94,989,302	(29,263,942)	17,444,719	32,323,611

Distributions to Shareholders
From net investment income:
Investor Class	—	(35,773,321)	(9,999,012)	(30,710,941)
Institutional Class	—	(6,069,005)	—	—
Advisor Class	—	(18,030,179)	(528,852)	(1,215,052)
From tax return of capital:
Investor Class	—	(7,005,146)	—	—
Institutional Class	—	(1,188,435)	—	—
Advisor Class	—	(3,530,677)	—	—
Decrease in net assets
from distributions	—	(71,596,763)	(10,527,864)	(31,925,993)

Capital Share Transactions
Net increase (decrease) in net assets
from capital share transactions	773,298,371	452,009,246	45,205,665	(102,323,623)

Net increase (decrease) in net
assets	868,287,673	351,148,541	52,122,520	(101,926,005)

Net Assets
Beginning of period	1,898,260,555	1,547,112,014	1,036,400,213	1,138,326,218
End of period	$2,766,548,228	$1,898,260,555	$1,088,522,733	$1,036,400,213

Accumulated undistributed
net investment income (loss)	$57,044,534	$(623,128)	$(128,196)	$14,723

See Notes to Financial Statements.

Notes to Financial Statements

SEPTEMBER 30, 2009 (UNAUDITED)

1. Organization and Summary of Significant Accounting Policies

Organization — American Century Government Income Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Ginnie Mae Fund (Ginnie Mae), Government Bond Fund (Government Bond), Inflation-Adjusted Bond Fund (Inflation-Adjusted Bond), and Short-Term Government Fund (Short-Term Government) (collectively, the funds) are four funds in a series issued by the trust. The funds are diversified under the 1940 Act.

Ginnie Mae seeks high current income while maintaining liquidity and safety of principal by investing primarily in Government National Mortgage Association certificates. In addition, Ginnie Mae may buy other U.S. government securities, including U.S. Treasury securities and other securities issued or guaranteed by the U.S. government and its agencies and instrumentalities. Government Bond seeks high current income and pursues this objective by investing primarily in U.S. government debt securities, including U.S. Treasury securities and other securities issued or guaranteed by the U.S. government and its agencies and instrumentalities. Inflation-Adjusted Bond seeks to provide total return and inflation protection consistent with investment in inflation-indexed securities primarily issued by the U.S. Treasury, by other U.S. government agencies and instrumentalities, and by other, non-U.S. government entities such as corporations. Short-Term Government seeks high current income while maintaining safety of principal. Short-Term Government pursues its objective by investing primarily in U.S. government securities, including U.S. Treasury securities and other securities issued or guaranteed by the U.S. government and its agencies and instrumentalities. In addition, Short-Term Government may also invest in investment-grade debt securities, including debt securities of U.S. companies, and non-U.S. government mortgage-backed, asset-backed and other fixed-income securities. The following is a summary of the funds’ significant accounting policies.

Multiple Class — Ginnie Mae is authorized to issue the Investor Class, the Institutional Class, the Advisor Class and the R Class. Government Bond and Short-Term Government are authorized to issue the Investor Class and the Advisor Class. Inflation-Adjusted Bond is authorized to issue the Investor Class, the Institutional Class and the Advisor Class. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. All shares of the funds represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets

Security Valuations — Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Investments in open-end management investment companies are valued at the reported net asset value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Trustees. If the funds determine that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the funds to fair value a security such as: a security had been declared in default; or

trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

Security Transactions — For financial reporting purposes, security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Repurchase Agreements — The funds may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. Each repurchase agreement is recorded at cost. Each fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable each fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to each fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, each fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

When-Issued and Forward Commitments — The funds may engage in securities transactions on a when-issued or forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. In a when-issued transaction, the payment and delivery are scheduled for a future date and during this period, securities are subject to market fluctuations. In a forward commitment transaction, the funds may sell a security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the funds may purchase a security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are executed simultaneously in what are known as “roll” transactions. The funds will segregate cash, cash equivalents or other appropriate liquid securities on their records in amounts sufficient to meet the purchase price. The funds account for “roll” transactions as purchases and sales; as such these transactions may increase portfolio turnover.

Income Tax Status — It is each fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The funds are no longer subject to examination by tax authorities for years prior to 2006. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with any federal or state income tax obligations, if any, are recorded as interest expense.

Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income for Ginnie Mae, Government Bond and Short-Term Government are declared daily and paid monthly. Distributions from net investment income, if any, for Inflation-Adjusted Bond are declared and paid quarterly. Distributions from net realized gains for the funds, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Use of Estimates — The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Subsequent Events — Management has evaluated events or transactions that may have occurred since September 30, 2009, that would merit recognition or disclosure in the financial statements. This evaluation was completed through November 27, 2009, the date the financial statements were issued.

2. Fees and Transactions with Related Parties

Management Fees — The trust has entered into a Management Agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, interest, fees and expenses of those trustees who are not considered “interested persons” as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of each specific class of shares of each fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the funds and certain other accounts managed by the investment advisor that are in the same broad investment category as each fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee for Ginnie Mae and Short-Term Government range from 0.2425% to 0.3600%, and for Government Bond and Inflation-Adjusted Bond range from 0.1625% to 0.2800%. The rates for the Complex Fee (Investor Class, Advisor Class and R Class) for the funds range from 0.2500% to 0.3100%. The Institutional Class is 0.2000% less at each point within the Complex Fee range. From April 1, 2009 to July 31, 2009, the investment advisor agreed to waive 0.02% of its management fee for Ginnie Mae. Effective August 1, 2009, the investment advisor agreed to waive 0.025% of its management fee for Ginnie Mae. The total amount of the waiver for the six months ended September 30, 2009, was $147,831, $872, $17,929 and $93 for the Investor Class, Institutional Class, Advisor Class and R Class, respectively. The advisor expects this waiver to continue for one year and cannot terminate it without consulting the Board of Trustees.

The effective annual management fee for each class of each fund for the six months ended September 30, 2009, was as follows:

	Investor	Institutional	Advisor	R
Ginnie Mae (before waiver)	0.56%	0.36%	0.56%	0.56%
Ginnie Mae (after waiver)	0.54%	0.34%	0.54%	0.54%
Government Bond	0.48%	N/A	0.48%	N/A
Inflation-Adjusted Bond	0.48%	0.28%	0.48%	N/A
Short-Term Government	0.56%	N/A	0.56%	N/A

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the Advisor Class and R Class (collectively, the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the Advisor Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended September 30, 2009, are detailed in the Statement of Operations.

Related Parties — Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC), the parent of the trust’s investment advisor, ACIM, the distributor of the trust, ACIS, and the trust’s transfer agent, American Century Services, LLC. Directors of these entities are officers and directors of other entities and those other entities own 25% of the outstanding shares of Short-Term Government.

The funds are eligible to invest in a money market fund for temporary purposes, which is managed by J.P. Morgan Investment Management, Inc.(JPMIM). The funds have a Mutual Funds Services Agreement with J.P. Morgan Investor Services Co. (JPMIS) and a securities lending agreement with JPMorgan Chase Bank (JPMCB). JPMCB is a custodian of the funds. JPMIM, JPMIS and JPMCB are wholly owned subsidiaries of JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC.

3. Investment Transactions

Investment transactions, excluding short-term investments, for the six months ended September 30, 2009, were as follows:

			Inflation-Adjusted	Short-Term
	Ginnie Mae	Government Bond	Bond	Government
Purchases
U.S. Treasury & Government
Agency Obligations	$1,455,823,369	$768,685,364	$904,455,057	$841,383,847
Investment securities other than
U.S. Treasury & Government
Agency Obligations	—	—	$53,761,718	$10,096,706
Sales
U.S. Treasury & Government
Agency Obligations	$1,454,058,523	$814,584,905	$159,076,866	$673,927,843
Investment securities other than
U.S. Treasury & Government
Agency Obligations	—	—	$52,680,122	$85,033,532

4. Capital Share Transactions

Transactions in shares of the funds were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2009		Year ended March 31, 2009
	Shares	Amount	Shares	Amount

Ginnie Mae
Investor Class
Sold	18,064,513	$ 192,515,165	32,829,256	$ 341,873,728
Issued in reinvestment of distributions	2,463,700	26,288,134	4,488,442	46,471,540
Redeemed	(17,583,830)	(187,326,943)	(25,489,751)	(263,992,392)
	2,944,383	31,476,356	$11,827,947	124,352,876
Institutional Class
Sold	164,551	1,754,531	355,093	3,717,612
Issued in reinvestment of distributions	17,131	182,797	29,378	304,250
Redeemed	(149,581)	(1,591,551)	(224,249)	(2,344,512)
	32,101	345,777	160,222	1,677,350
Advisor Class
Sold	5,624,054	59,953,628	8,728,801	91,118,476
Issued in reinvestment of distributions	240,012	2,561,039	279,999	2,905,147
Redeemed	(3,496,632)	(37,216,133)	(4,415,944)	(45,736,617)
	2,367,434	25,298,534	4,592,856	48,287,006
R Class
Sold	105,177	1,121,118	74,033	776,100
Issued in reinvestment of distributions	1,469	15,707	561	5,810
Redeemed	(27,560)	(293,812)	(25,030)	(266,247)
	79,086	843,013	49,564	515,663
Net increase (decrease)	5,423,004	$ 57,963,680	16,630,589	$ 174,832,895

Government Bond
Investor Class
Sold	20,965,950	$ 233,901,696	51,486,232	$ 565,183,128
Issued in reinvestment of distributions	1,259,000	14,044,353	3,215,231	35,202,987
Redeemed	(18,770,929)	(208,755,391)	(35,100,499)	(386,343,011)
	3,454,021	39,190,658	19,600,964	214,043,104
Advisor Class
Sold	6,307,032	70,215,557	15,822,548	173,684,498
Issued in reinvestment of distributions	181,555	2,025,000	413,087	4,530,640
Redeemed	(7,507,283)	(83,628,480)	(8,922,286)	(98,021,413)
	(1,018,696)	(11,387,923)	7,313,349	80,193,725
Net increase (decrease)	2,435,325	$ 27,802,735	26,914,313	$ 294,236,829

	Six months ended September 30, 2009		Year ended March 31, 2009
	Shares	Amount	Shares	Amount

Inflation-Adjusted Bond
Investor Class
Sold	75,615,699	$ 834,797,258	76,152,733	$ 838,312,291
Issued in reinvestment of distributions	—	—	3,153,599	35,201,707
Redeemed	(21,890,214)	(242,161,546)	(48,132,553)	(519,904,532)
	53,725,485	592,635,712	31,173,779	353,609,466
Institutional Class
Sold	8,443,899	93,632,938	12,820,699	137,238,707
Issued in reinvestment of distributions	—	—	451,896	5,040,691
Redeemed	(2,183,228)	(24,133,101)	(8,437,070)	(91,100,590)
	6,260,671	69,499,837	4,835,525	51,178,808
Advisor Class
Sold	17,873,130	196,879,136	25,458,862	282,528,812
Issued in reinvestment of distributions	—	—	1,861,125	20,737,752
Redeemed	(7,776,946)	(85,716,314)	(23,660,020)	(256,045,592)
	10,096,184	111,162,822	3,659,967	47,220,972
Net increase (decrease)	70,082,340	$ 773,298,371	39,669,271	$ 452,009,246

Short-Term Government
Investor Class
Sold	27,377,997	$ 264,940,512	39,340,035	$ 376,206,636
Issued in reinvestment of distributions	1,007,830	9,765,764	3,131,775	29,924,118
Redeemed	(22,265,080)	(215,520,937)	(56,518,631)	(540,804,490)
	6,120,747	59,185,339	(14,046,821)	(134,673,736)
Advisor Class
Sold	1,491,327	14,436,243	6,356,507	60,744,997
Issued in reinvestment of distributions	53,812	521,322	125,967	1,204,148
Redeemed	(2,988,928)	(28,937,239)	(3,091,545)	(29,599,032)
	(1,443,789)	(13,979,674)	3,390,929	32,350,113
Net increase (decrease)	4,676,958	$ 45,205,665	(10,655,892)	$(102,323,623)

5. Fair Value Measurements

The funds’ securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

• Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;

• Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

• Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments

The following is a summary of the valuation inputs used to determine the fair value of the funds’ securities and other financial instruments as of September 30, 2009:

	Level 1	Level 2	Level 3

Ginnie Mae
Investment Securities
U.S. Government Agency Mortgage-Backed Securities	—	$1,504,930,588	—
U.S. Government Agency Collateralized Mortgage Obligations	—	133,865,240	—
Temporary Cash Investments	$353,292	107,145,000	—
Total Value of Investment Securities	$353,292	$1,745,940,828	—

Government Bond
Investment Securities
U.S. Government Agency Mortgage-Backed Securities	—	$ 577,470,688	—
U.S. Treasury Securities	—	281,670,414	—
U.S. Government Agency Securities and Equivalents	—	162,855,629	—
Collateralized Mortgage Obligations	—	96,994,121	—
Asset-Backed Securities	—	7,129,407	—
Temporary Cash Investments	$223	44,411,000	—
Total Value of Investment Securities	$223	$1,170,531,259	—

Inflation-Adjusted Bond
Investment Securities
U.S. Treasury Securities	—	$2,488,103,704	—
Corporate Bonds	—	155,979,780	—
Commercial Mortgage-Backed Securities	—	23,728,380	—
Municipal Securities	—	20,551,314	—
U.S. Government Agency Securities and Equivalents	—	7,286,041	—
Temporary Cash Investments	$25,885	60,623,000	—
Total Value of Investment Securities	$25,885	$2,756,272,219	—

Other Financial Instruments
Total Unrealized Gain (Loss)
on Swap Agreements	—	$(8,062,709)	—

	Level 1	Level 2	Level 3

Short-Term Government
Investment Securities
U.S. Treasury Securities	—	$ 530,345,247		—
U.S. Government Agency Securities and Equivalents	—	312,588,105		—
Collateralized Mortgage Obligations	—	136,378,575		—
U.S. Government Agency Mortgage-Backed Securities	—	42,089,932		—
Commercial Mortgage-Backed Securities	—	35,672,422		—
Municipal Securities	—	14,168,473		—
Asset-Backed Securities	—	161,595		—
Temporary Cash Investments	$11,649,876	19,000,000		—
Total Value of Investment Securities	$11,649,876	$1,090,404,349		—

Other Financial Instruments
Total Unrealized Gain (Loss)
on Futures Contracts	$344,744	—		—

6. Derivative Instruments

Interest Rate Risk — Government Bond, Inflation-Adjusted Bond and Short-Term Government are subject to interest rate risk in the normal course of pursuing their investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the six months ended September 30, 2009, Government Bond, Inflation-Adjusted Bond and Short-Term Government purchased and sold futures contracts.

Other Contracts — Inflation-Adjusted Bond may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Swap agreements are valued daily at current market value as provided by a commercial pricing service and/or independent brokers. Changes in value, including the periodic amounts of interest to be paid or received on swaps, are recorded as unrealized appreciation (depreciation) on swap agreements. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. During the six months ended September 30, 2009, Inflation-Adjusted Bond participated in total return swap agreements.

Value of Derivative Instruments as of September 30, 2009

	Asset Derivatives		Liability Derivatives
Fund/Type of	Location on Statement		Location on Statement
Derivative	of Assets and Liabilities	Value	of Assets and Liabilities	Value
Inflation-Adjusted Bond
Other Contracts	Receivable for swap	—	Payable for swap	$8,062,709
	agreements, at value		agreements, at value

Short-Term Government
Interest Rate Risk	Receivable for variation	$121,875	Payable for variation	—
	margin on futures contracts		margin on futures contracts

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2009

			Change in Net Unrealized
	Net Realized Gain (Loss)		Appreciation (Depreciation)
Fund/Type of	Location on		Location on
Derivative	Statement of Operations		Statement of Operations

Government Bond
Interest Rate Risk	Net realized gain (loss) on	$(87,514)	Change in net unrealized	$468,166
	futures contract transactions		appreciation (depreciation)
			on futures contracts

Inflation-Adjusted Bond
Interest Rate Risk	Net realized gain (loss) on	$572,038	Change in net unrealized	—
	futures contract transactions		appreciation (depreciation)
			on futures contracts
Other Contracts	Net realized gain (loss) on	—	Change in net unrealized	$(819,986)
	swap agreement transactions		appreciation (depreciation)
			on swap agreements
		$572,038		$(819,986)

Short-Term Government
Interest Rate Risk	Net realized gain (loss) on	$1,210,536	Change in net unrealized	$(398,206)
	futures contract transactions		appreciation (depreciation)
			on futures contracts

Government Bond did not hold derivative instruments at period end. During the period, Government Bond entered into four interest rate risk derivative positions, which combined with the effect of derivatives on the Statement of Operations is indicative of the fund’s typical volume.

For Inflation-Adjusted Bond and Short-Term Government, the value of derivative instruments at period end and the effect of derivatives on the Statement of Operations is indicative of each fund’s typical volume.

7. Interfund Lending

The funds, along with certain other funds in the American Century Investments family of funds, may participate in an interfund lending program, pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC). This program provides an alternative credit facility allowing the funds to borrow from or lend to other funds in the American Century Investments family of funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. The interfund loan rate earned/paid on interfund lending transactions is determined daily based on the average of certain current market rates. Interfund lending transactions normally extend only overnight, but can have a maximum duration of seven days. The program is subject to annual approval by the Board of Trustees. During the six months ended September 30, 2009, the funds did not utilize the program.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of paydown losses, certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of September 30, 2009, the components of investments for federal income tax purposes were as follows:

			Inflation-Adjusted	Short-Term
	Ginnie Mae	Government Bond	Bond	Government
Federal tax cost of investments	$1,702,826,124	$1,136,920,018	$2,669,287,684	$1,088,174,873
Gross tax appreciation
of investments	$44,008,910	$36,593,417	$92,820,803	$14,706,494
Gross tax depreciation
of investments	(540,914)	(2,981,953)	(5,810,383)	(827,142)
Net tax appreciation (depreciation)
of investments	$43,467,996	$33,611,464	$87,010,420	$13,879,352

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Following are the capital loss carryovers and capital loss deferral amounts as of March 31, 2009:

			Inflation-Adjusted	Short-Term
	Ginnie Mae	Government Bond	Bond	Government
Accumulated capital losses	$(42,395,552)	—	$(16,017,566)	$(16,774,753)
Capital loss deferrals	$(260,480)	—	$(3,346,096)	—

The accumulated capital losses listed above represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. The capital loss carryovers expire as follows:

	2012	2013	2014	2015	2016	2017
Ginnie Mae	$(12,241,398)	$(11,922,927)	$(10,878,793)	$(7,352,434)	—	—
Inflation-Adjusted Bond	—	—	—	$(10,244,385)	—	$(5,773,181)
Short-Term Government	—	$(1,735,786)	$(7,433,319)	$(7,605,648)	—	—

The capital loss deferrals listed above represent net capital losses incurred in the five-month period ended March 31, 2009. The funds have elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

9. Recently Issued Accounting Standards

In March 2008, the Financial Accounting Standards Board (FASB) issued Accounting Standards Codification (ASC) Section 815-10 (formerly Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities —an amendment of FASB Statement No. 133”). ASC Section 815-10 is effective for interim periods beginning after November 15, 2008 and has been adopted by the funds. ASC Section 815-10 amends and expands disclosures about derivative instruments and hedging activities. ASC Section 815-10 requires qualitative disclosures about the objectives and strategies of derivative instruments, quantitative disclosures about the fair value amounts of and gains and losses on derivative instruments, and disclosures of credit-risk-related contingent features in hedging activities.

Financial Highlights

Ginnie Mae

Investor Class
For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
	2009(1)	2009	2008	2007	2006	2005
Per-Share Data
Net Asset Value,
Beginning of Period	$10.68	$10.40	$10.17	$10.11	$10.34	$10.61
Income From
Investment Operations
Net Investment
Income (Loss)(2)	0.20	0.43	0.48	0.48	0.43	0.37
Net Realized and
Unrealized Gain (Loss)	0.10	0.30	0.25	0.08	(0.18)	(0.15)
Total From
Investment Operations	0.30	0.73	0.73	0.56	0.25	0.22
Distributions
From Net
Investment Income	(0.23)	(0.45)	(0.50)	(0.50)	(0.48)	(0.49)
Net Asset Value,
End of Period	$10.75	$10.68	$10.40	$10.17	$10.11	$10.34

Total Return(3)	2.87%	7.22%	7.39%	5.69%	2.47%	2.11%

Ratios/Supplemental Data
Ratio of Operating
Expenses to
Average Net Assets	0.55%(4)(5)	0.53%(4)	0.52%(4)	0.57%	0.57%	0.58%
Ratio of Operating
Expenses to
Average Net Assets
(Before Expense Waiver)	0.57%(5)	0.57%	0.57%	0.57%	0.57%	0.58%
Ratio of Net Investment
Income (Loss) to
Average Net Assets	3.77%(4)(5)	4.12%(4)	4.73%(4)	4.71%	4.15%	3.58%
Ratio of Net Investment
Income (Loss) to
Average Net Assets
(Before Expense Waiver)	3.75%(5)	4.08%	4.68%	4.71%	4.15%	3.58%
Portfolio Turnover Rate	92%	330%	338%	410%	315%	315%
Net Assets, End of Period
(in thousands)	$1,377,770	$1,336,491	$1,179,206	$1,219,743	$1,382,022	$1,482,999
(1)	Six months ended September 30, 2009 (unaudited).
(2)	Computed using average shares outstanding throughout the period.
(3)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(4)	Effective August 1, 2007, the investment advisor voluntarily agreed to waive a portion of its management fee.
(5) Annualized.

See Notes to Financial Statements.

Ginnie Mae

Institutional Class
For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
	2009(1)	2009	2008(2)
Per-Share Data
Net Asset Value, Beginning of Period	$10.68	$10.40	$10.11
Income From Investment Operations
Net Investment Income (Loss)(3)	0.21	0.45	0.25
Net Realized and Unrealized Gain (Loss)	0.10	0.30	0.30
Total From Investment Operations	0.31	0.75	0.55
Distributions
From Net Investment Income	(0.24)	(0.47)	(0.26)
Net Asset Value, End of Period	$10.75	$10.68	$10.40

Total Return(4)	2.97%	7.44%	5.45%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(5)	0.35%(6)	0.33%	0.29%(6)
Ratio of Operating Expenses to Average Net Assets
(Before Expense Waiver)	0.37%(6)	0.37%	0.37%(6)
Ratio of Net Investment Income (Loss) to Average Net Assets(5)	3.97%(6)	4.32%	4.86%(6)
Ratio of Net Investment Income (Loss) to Average Net Assets
(Before Expense Waiver)	3.95%(6)	4.28%	4.78%(6)
Portfolio Turnover Rate	92%	330%	338%(7)
Net Assets, End of Period (in thousands)	$8,418	$8,016	$6,143
(1) Six months ended September 30, 2009 (unaudited).
(2) September, 28, 2007 (commencement of sale) through March 31, 2008.
(3) Computed using average shares outstanding throughout the period.
(4)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(5)	Effective August 1, 2007, the investment advisor voluntarily agreed to waive a portion of its management fee.
(6) Annualized.
(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2008.

See Notes to Financial Statements.

Ginnie Mae

Advisor Class
For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
	2009(1)	2009	2008	2007	2006	2005
Per-Share Data
Net Asset Value,
Beginning of Period	$10.68	$10.40	$10.17	$10.11	$10.34	$10.61
Income From
Investment Operations
Net Investment
Income (Loss)(2)	0.19	0.40	0.46	0.45	0.40	0.35
Net Realized and
Unrealized Gain (Loss)	0.10	0.30	0.24	0.08	(0.17)	(0.16)
Total From
Investment Operations	0.29	0.70	0.70	0.53	0.23	0.19
Distributions
From Net
Investment Income	(0.22)	(0.42)	(0.47)	(0.47)	(0.46)	(0.46)
Net Asset Value,
End of Period	$10.75	$10.68	$10.40	$10.17	$10.11	$10.34

Total Return(3)	2.74%	6.96%	7.12%	5.42%	2.22%	1.85%

Ratios/Supplemental Data
Ratio of Operating
Expenses to
Average Net Assets	0.80%(4)(5)	0.78%(4)	0.77%(4)	0.82%	0.82%	0.83%
Ratio of Operating
Expenses to
Average Net Assets
(Before Expense Waiver)	0.82%(5)	0.82%	0.82%	0.82%	0.82%	0.83%
Ratio of Net Investment
Income (Loss) to
Average Net Assets	3.52%(4)(5)	3.87%(4)	4.48%(4)	4.46%	3.90%	3.33%
Ratio of Net Investment
Income (Loss) to
Average Net Assets
(Before Expense Waiver)	3.50%(5)	3.83%	4.43%	4.46%	3.90%	3.33%
Portfolio Turnover Rate	92%	330%	338%	410%	315%	315%
Net Assets, End of Period
(in thousands)	$173,388	$146,874	$95,323	$85,984	$73,998	$72,571
(1)	Six months ended September 30, 2009 (unaudited).
(2)	Computed using average shares outstanding throughout the period.
(3)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(4)	Effective August 1, 2007, the investment advisor voluntarily agreed to waive a portion of its management fee.
(5) Annualized.

See Notes to Financial Statements.

Ginnie Mae

R Class
For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
	2009(1)	2009	2008(2)
Per-Share Data
Net Asset Value, Beginning of Period	$10.68	$10.40	$10.11
Income From Investment Operations
Net Investment Income (Loss)(3)	0.17	0.36	0.22
Net Realized and Unrealized Gain (Loss)	0.10	0.32	0.29
Total From Investment Operations	0.27	0.68	0.51
Distributions
From Net Investment Income	(0.20)	(0.40)	(0.22)
Net Asset Value, End of Period	$10.75	$10.68	$10.40

Total Return(4)	2.59%	6.69%	5.09%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(5)	1.05%(6)	1.03%	0.99%(6)
Ratio of Operating Expenses to Average Net Assets
(Before Expense Waiver)	1.07%(6)	1.07%	1.07%(6)
Ratio of Net Investment Income (Loss) to Average Net Assets(5)	3.27%(6)	3.62%	4.19%(6)
Ratio of Net Investment Income (Loss) to Average Net Assets
(Before Expense Waiver)	3.25%(6)	3.58%	4.11%(6)
Portfolio Turnover Rate	92%	330%	338%(7)
Net Assets, End of Period (in thousands)	$1,410	$556	$26
(1) Six months ended September 30, 2009 (unaudited).
(2) September, 28, 2007 (commencement of sale) through March 31, 2008.
(3) Computed using average shares outstanding throughout the period.
(4)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(5)	Effective August 1, 2007, the investment advisor voluntarily agreed to waive a portion of its management fee.
(6) Annualized.
(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2008.

See Notes to Financial Statements.

Government Bond

Investor Class
For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
	2009(1)	2009	2008	2007	2006	2005
Per-Share Data
Net Asset Value,
Beginning of Period	$11.26	$11.05	$10.45	$10.33	$10.52	$10.93
Income From
Investment Operations
Net Investment
Income (Loss)(2)	0.19	0.39	0.47	0.48	0.42	0.29
Net Realized and
Unrealized Gain (Loss)	(0.01)	0.34	0.60	0.12	(0.19)	(0.24)
Total From
Investment Operations	0.18	0.73	1.07	0.60	0.23	0.05
Distributions
From Net
Investment Income	(0.20)	(0.40)	(0.47)	(0.48)	(0.42)	(0.30)
From Net Realized Gains	—	(0.12)	—	—	—	(0.16)
Total Distributions	(0.20)	(0.52)	(0.47)	(0.48)	(0.42)	(0.46)
Net Asset Value,
End of Period	$11.24	$11.26	$11.05	$10.45	$10.33	$10.52

Total Return(3)	1.61%	6.90%	10.58%	5.95%	2.17%	0.50%

Ratios/Supplemental Data
Ratio of Operating
Expenses to
Average Net Assets	0.49%(4)	0.49%	0.49%	0.49%	0.49%	0.50%
Ratio of Net Investment
Income (Loss) to
Average Net Assets	3.39%(4)	3.58%	4.45%	4.60%	3.94%	2.70%
Portfolio Turnover Rate	70%	335%	239%	319%	416%	553%
Net Assets, End of Period
(in thousands)	$932,775	$895,833	$662,104	$500,331	$524,557	$438,997
(1)	Six months ended September 30, 2009 (unaudited).
(2)	Computed using average shares outstanding throughout the period.
(3)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(4) Annualized.

See Notes to Financial Statements.

Government Bond

Advisor Class
For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
	2009(1)	2009	2008	2007	2006	2005
Per-Share Data
Net Asset Value,
Beginning of Period	$11.26	$11.05	$10.45	$10.33	$10.52	$10.93
Income From
Investment Operations
Net Investment
Income (Loss)(2)	0.18	0.36	0.44	0.45	0.39	0.26
Net Realized and
Unrealized Gain (Loss)	(0.02)	0.35	0.61	0.12	(0.19)	(0.24)
Total From
Investment Operations	0.16	0.71	1.05	0.57	0.20	0.02
Distributions
From Net
Investment Income	(0.18)	(0.38)	(0.45)	(0.45)	(0.39)	(0.27)
From Net Realized Gains	—	(0.12)	—	—	—	(0.16)
Total Distributions	(0.18)	(0.50)	(0.45)	(0.45)	(0.39)	(0.43)
Net Asset Value,
End of Period	$11.24	$11.26	$11.05	$10.45	$10.33	$10.52

Total Return(3)	1.48%	6.64%	10.31%	5.69%	1.91%	0.25%

Ratios/Supplemental Data
Ratio of Operating
Expenses to
Average Net Assets	0.74%(4)	0.74%	0.74%	0.74%	0.74%	0.75%
Ratio of Net Investment
Income (Loss) to
Average Net Assets	3.14%(4)	3.33%	4.20%	4.35%	3.69%	2.45%
Portfolio Turnover Rate	70%	335%	239%	319%	416%	553%
Net Assets, End of Period
(in thousands)	$178,105	$189,956	$105,512	$40,671	$41,336	$48,674
(1)	Six months ended September 30, 2009 (unaudited).
(2)	Computed using average shares outstanding throughout the period.
(3)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(4) Annualized.

See Notes to Financial Statements.

Inflation-Adjusted Bond

Investor Class
For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
	2009(1)	2009	2008	2007	2006	2005
Per-Share Data
Net Asset Value,
Beginning of Period	$11.06	$11.72	$10.83	$10.73	$11.25	$11.45
Income From
Investment Operations
Net Investment
Income (Loss)	0.27(2)	0.17(2)	0.62(2)	0.38	0.56	0.45
Net Realized and
Unrealized Gain (Loss)	0.12	(0.35)	0.85	0.11	(0.49)	(0.17)
Total From
Investment Operations	0.39	(0.18)	1.47	0.49	0.07	0.28
Distributions
From Net
Investment Income	—	(0.40)	(0.58)	(0.38)	(0.56)	(0.45)
From Net Realized Gains	—	—	—	—	(0.03)	(0.03)
From Tax Return
of Capital	—	(0.08)	—	(0.01)	—	—
Total Distributions	—	(0.48)	(0.58)	(0.39)	(0.59)	(0.48)
Net Asset Value,
End of Period	$11.45	$11.06	$11.72	$10.83	$10.73	$11.25

Total Return(3)	3.53%	(1.51)%	14.08%	4.71%	0.56%	2.57%

Ratios/Supplemental Data
Ratio of Operating
Expenses to
Average Net Assets	0.49%(4)	0.49%	0.49%	0.49%	0.49%	0.50%
Ratio of Net Investment
Income (Loss) to
Average Net Assets	4.94%(4)	1.61%	5.66%	3.79%	4.85%	3.77%
Portfolio Turnover Rate	9%	18%	33%	32%	27%	68%
Net Assets, End of Period
(in thousands)	$1,844,067	$1,187,202	$892,596	$590,530	$704,447	$646,214
(1)	Six months ended September 30, 2009 (unaudited).
(2)	Computed using average shares outstanding throughout the period.
(3)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(4) Annualized.

See Notes to Financial Statements.

Inflation-Adjusted Bond

Institutional Class
For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
	2009(1)	2009	2008	2007	2006	2005
Per-Share Data
Net Asset Value,
Beginning of Period	$11.06	$11.71	$10.82	$10.73	$11.25	$11.45
Income From
Investment Operations
Net Investment
Income (Loss)	0.29(2)	0.16(2)	0.64(2)	0.42	0.58	0.47
Net Realized and
Unrealized Gain (Loss)	0.11	(0.32)	0.85	0.09	(0.49)	(0.17)
Total From
Investment Operations	0.40	(0.16)	1.49	0.51	0.09	0.30
Distributions
From Net
Investment Income	—	(0.41)	(0.60)	(0.42)	(0.58)	(0.47)
From Net Realized Gains	—	—	—	—	(0.03)	(0.03)
From Tax Return
of Capital	—	(0.08)	—	—	—	—
Total Distributions	—	(0.49)	(0.60)	(0.42)	(0.61)	(0.50)
Net Asset Value,
End of Period	$11.46	$11.06	$11.71	$10.82	$10.73	$11.25

Total Return(3)	3.62%	(1.32)%	14.31%	4.92%	0.77%	2.77%

Ratios/Supplemental Data
Ratio of Operating
Expenses to
Average Net Assets	0.29%(4)	0.29%	0.29%	0.29%	0.29%	0.30%
Ratio of Net Investment
Income (Loss) to
Average Net Assets	5.14%(4)	1.81%	5.86%	3.99%	5.05%	3.97%
Portfolio Turnover Rate	9%	18%	33%	32%	27%	68%
Net Assets, End of Period
(in thousands)	$289,544	$210,177	$165,872	$118,250	$81,860	$65,058
(1)	Six months ended September 30, 2009 (unaudited).
(2)	Computed using average shares outstanding throughout the period.
(3)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(4) Annualized.

See Notes to Financial Statements.

Inflation-Adjusted Bond

Advisor Class
For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
	2009(1)	2009	2008	2007	2006	2005
Per-Share Data
Net Asset Value,
Beginning of Period	$11.03	$11.70	$10.81	$10.73	$11.25	$11.45
Income From
Investment Operations
Net Investment
Income (Loss)	0.26(2)	0.18(2)	0.60(2)	0.36	0.54	0.42
Net Realized and
Unrealized Gain (Loss)	0.11	(0.38)	0.84	0.10	(0.49)	(0.17)
Total From
Investment Operations	0.37	(0.20)	1.44	0.46	0.05	0.25
Distributions
From Net
Investment Income	—	(0.39)	(0.55)	(0.36)	(0.54)	(0.42)
From Net Realized Gains	—	—	—	—	(0.03)	(0.03)
From Tax Return
of Capital	—	(0.08)	—	(0.02)	—	—
Total Distributions	—	(0.47)	(0.55)	(0.38)	(0.57)	(0.45)
Net Asset Value,
End of Period	$11.40	$11.03	$11.70	$10.81	$10.73	$11.25

Total Return(3)	3.35%	(1.73)%	13.83%	4.37%	0.37%	2.33%

Ratios/Supplemental Data
Ratio of Operating
Expenses to
Average Net Assets	0.74%(4)	0.74%	0.74%	0.74%	0.74%	0.75%
Ratio of Net Investment
Income (Loss) to
Average Net Assets	4.69%(4)	1.36%	5.41%	3.54%	4.60%	3.52%
Portfolio Turnover Rate	9%	18%	33%	32%	27%	68%
Net Assets, End of Period
(in thousands)	$632,937	$500,882	$488,645	$419,477	$588,877	$295,129
(1)	Six months ended September 30, 2009 (unaudited).
(2)	Computed using average shares outstanding throughout the period.
(3)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(4) Annualized.

See Notes to Financial Statements.

Short-Term Government

Investor Class
For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
	2009(1)	2009	2008	2007	2006	2005
Per-Share Data
Net Asset Value,
Beginning of Period	$9.66	$9.65	$9.37	$9.32	$9.44	$9.66
Income From
Investment Operations
Net Investment
Income (Loss)(2)	0.10	0.29	0.40	0.40	0.32	0.19
Net Realized and
Unrealized Gain (Loss)	0.06	0.01	0.29	0.06	(0.11)	(0.21)
Total From
Investment Operations	0.16	0.30	0.69	0.46	0.21	(0.02)
Distributions
From Net
Investment Income	(0.10)	(0.29)	(0.41)	(0.41)	(0.33)	(0.20)
Net Asset Value,
End of Period	$9.72	$9.66	$9.65	$9.37	$9.32	$9.44

Total Return(3)	1.63%	3.17%	7.50%	5.02%	2.22%	(0.16)%

Ratios/Supplemental Data
Ratio of Operating
Expenses to
Average Net Assets	0.57%(4)	0.57%	0.57%	0.57%	0.57%	0.58%
Ratio of Net Investment
Income (Loss) to
Average Net Assets	1.96%(4)	2.99%	4.23%	4.34%	3.41%	2.04%
Portfolio Turnover Rate	81%	142%	148%	210%	292%	283%
Net Assets, End of Period
(in thousands)	$1,036,972	$971,230	$1,105,947	$937,029	$919,295	$928,460
(1)	Six months ended September 30, 2009 (unaudited).
(2)	Computed using average shares outstanding throughout the period.
(3)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(4) Annualized.

See Notes to Financial Statements.

Short-Term Government

Advisor Class
For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
	2009(1)	2009	2008	2007	2006	2005
Per-Share Data
Net Asset Value,
Beginning of Period	$9.66	$9.65	$9.37	$9.32	$9.44	$9.66
Income From
Investment Operations
Net Investment
Income (Loss)(2)	0.08	0.24	0.38	0.38	0.29	0.17
Net Realized and
Unrealized Gain (Loss)	0.06	0.03	0.28	0.05	(0.11)	(0.21)
Total From
Investment Operations	0.14	0.27	0.66	0.43	0.18	(0.04)
Distributions
From Net
Investment Income	(0.08)	(0.26)	(0.38)	(0.38)	(0.30)	(0.18)
Net Asset Value,
End of Period	$9.72	$9.66	$9.65	$9.37	$9.32	$9.44

Total Return(3)	1.51%	2.91%	7.23%	4.76%	1.96%	(0.41)%

Ratios/Supplemental Data
Ratio of Operating
Expenses to
Average Net Assets	0.82%(4)	0.82%	0.82%	0.82%	0.82%	0.83%
Ratio of Net Investment
Income (Loss) to
Average Net Assets	1.71%(4)	2.74%	3.98%	4.09%	3.16%	1.79%
Portfolio Turnover Rate	81%	142%	148%	210%	292%	283%
Net Assets, End of Period
(in thousands)	$51,551	$65,170	$32,379	$27,541	$29,166	$43,431
(1)	Six months ended September 30, 2009 (unaudited).
(2)	Computed using average shares outstanding throughout the period.
(3)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(4) Annualized.

See Notes to Financial Statements.

Approval of Management Agreements

Under Section 15(c) of the Investment Company Act, contracts for investment advisory services to a mutual fund are required to be reviewed, evaluated and approved each year by the fund’s board of directors/ trustees, including a majority of a fund’s independent directors/trustees (the “Directors”). At American Century Investments, this process is referred to as the “15(c) Process.” The board oversees on a continuous basis and evaluates at its quarterly meetings, directly and through the committees of the board, the nature and quality of significant services provided by the advisor, the investment performance of the funds, shareholder services, audit and compliance functions and a variety of other matters relating to fund operations. Each year, it also holds a special meeting in connection with determining whether to renew the contracts for advisory services, to review fund performance, shareholder services, adviser profitability, audit and compliance matters, and other fund operational matters.

Under a Securities and Exchange Commission rule, each fund is required to disclose in its annual or semiannual report, as appropriate, the material factors and conclusions that formed the basis for the board’s approval or renewal of any advisory agreements within the fund’s most recently completed fiscal half-year period.

Annual Contract Review Process

As part of the annual 15(c) Process, the Directors requested and reviewed extensive data and information compiled by the advisor and certain independent providers of evaluative data (the “15(c) Providers”) concerning Ginnie Mae, Government Bond, Inflation-Adjusted Bond and Short-Term Government (the “funds”) and the services provided to the funds under the management agreement. The information considered and the discussions held at the meetings included, but were not limited to:

• the nature, extent and quality of investment management, shareholder services and other services that the advisor provides to the funds;

• the wide range of programs and services the advisor provides to the funds and their shareholders on a routine and non-routine basis;

• the compliance policies, procedures, and regulatory experience of the advisor;

• data comparing the cost of owning each fund to the cost of owning a similar fund;

• data comparing each fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

• financial data showing the profitability of each fund to the advisor and the overall profitability of the advisor;

• data comparing services provided and charges to other non-fund investment management clients of the advisor; and

• collateral or “fall-out” benefits derived by the advisor from the management of the funds, and potential sharing of economies of scale in connection with the management of the funds.

In keeping with its practice, the Directors at a special meeting and at a regularly scheduled quarterly meeting reviewed and discussed the information provided by the advisor throughout the year and to negotiate with the advisor the renewal of the management agreement, including the setting of the applicable management fee. The Directors had the benefit of the advice of their independent counsel throughout the period.

Factors Considered

The Directors considered all of the information provided by the advisor, independent data providers, and the board’s independent counsel, and evaluated such information for each fund the board oversees. The Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew each fund’s management agreement under the terms ultimately determined by the board to be appropriate, the Directors based their decision on a number of factors, including the following.

Nature, Extent and Quality of Services — Generally. Under the management agreement, the advisor is responsible for providing or arranging for all services necessary for the operation of the funds. The board noted that under the management agreement, the advisor provides or arranges at its own expense a wide variety of services including:

• fund construction and design

• initial capitalization/funding

• portfolio research and security selection

• securities trading

• fund administration

• custody of fund assets

• daily valuation of fund portfolios

• shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping and communications

• legal services

• regulatory and portfolio compliance

• financial reporting

• marketing and distribution

The Directors noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels and the changing regulatory environment. In performing their evaluation, the Directors considered information received in connection with the annual review, as well as information provided on an ongoing basis throughout the year and at their regularly scheduled board and committee meetings.

Investment Management Services. The nature of the investment management services provided is quite complex and allows fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes, and liquidity. In evaluating investment performance, the board expects the advisor to manage each fund in accordance with its investment objectives and approved strategies. In providing these services, the advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. At each quarterly meeting and at the special meeting to consider renewal of the management agreement, the Directors, directly and through its Portfolio Committee, review investment performance information for each fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. If performance concerns are identified, the underperforming fund receives special reviews until performance improves, during which Directors discuss with the advisor the reasons for such underperformance (e.g., market conditions, security and sector selection) and any efforts being undertaken to improve performance. Ginnie Mae’s quarter end performance fell below its benchmark for both the one- and three-year periods during the past year. Government Bond’s performance for both the one- and three-year periods was above the median for its peer group. Inflation-Adjusted Bond’s performance for both the one- and three-year periods was above the median for its benchmark. Short-Term Government’s performance was at the median for its peer group for the three-year period and below the median one-year period. The board discussed the performance of Ginnie Mae and Short-Term Government with the advisor and was satisfied with the efforts being undertaken by the advisor. The board will continue to monitor these efforts and the performance of the funds.

Shareholder and Other Services. The advisor provides the funds with a comprehensive package of transfer agency, shareholder, and other services. The Directors, directly and through the various Committees of the Board, review reports and evaluations of such services at their regular quarterly meetings and at their special meeting to consider renewal of the management agreement, including the annual meeting concerning contract review, and other reports to the board. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the advisor.

Costs of Services Provided and Profitability. The advisor provides detailed information concerning its cost of providing various services to the funds, its profitability in managing each fund, its overall profitability, and its financial condition. The Directors have reviewed with the advisor the methodology used to prepare this financial information. The Directors have also reviewed with the advisor its methodology for compensating the investment professionals that provide services to the funds. This financial information regarding the advisor is considered in order to evaluate the advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee.

Ethics. The Directors generally consider the advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Directors review information provided by the advisor regarding the existence of economies of scale in connection with the investment management of the funds. The Directors concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The analysis of economies of scale is further complicated by the additional services and content provided by the advisor and its reinvestment in its ability to provide and expand those services. Accordingly, the Directors seek to evaluate economies of scale by reviewing information, such as year-over-year profitability of the advisor generally, the profitability of its management of each fund specifically, and the expenses incurred by the advisor in providing various functions to the funds. The Directors believe the advisor is appropriately sharing economies of scale through its competitive fee structure, fee breakpoints as the fund complex and the funds increase in size, and through reinvestment in its business to provide shareholders additional services and enhancements to existing services. In particular, separate breakpoint schedules based on the size of the entire fund complex and on the size of each fund reflect the complexity of assessing economies of scale.

Comparison to Other Funds’ Fees. Each fund pays the advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the funds, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the funds’ independent directors (including their independent legal counsel). Under the unified fee structure, the advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, record-keeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and Rule 12b-1 distribution fees, the components of the total fees charged by these other funds may be increased without shareholder approval. The board believes the unified fee structure is a benefit to fund shareholders because it clearly discloses to shareholders the cost of owning fund shares, and, since the unified fee cannot be increased without a vote of fund shareholders, it shifts to the advisor the risk of increased costs of operating the funds and provides a direct incentive to minimize administrative inefficiencies. Part of the Directors’ analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the funds’ unified fee to the total expense ratio of other funds in the funds’ peer group. The Directors also reviewed updated fee level data provided by the advisor, but recognized that comparative data was particularly difficult to evaluate given the significant market developments during the past year impacting fund assets. The unified fee charged to shareholders of each fund was below the median of the total expense ratios of its respective peer group.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Directors also requested and received information from the advisor concerning the nature and extent of the services, fees, and profitability of its advisory services to advisory clients other than the funds. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the funds. The Directors analyzed this information and concluded that the fees charged and services provided to the funds were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Directors considered the existence of collateral benefits the advisor may receive as a result of its relationship with the funds. They concluded that the advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Directors noted that the advisor receives proprietary research from broker-dealers that execute fund portfolio transactions but concluded that this research is likely to benefit fund shareholders. The Directors also determined that the advisor is able to provide investment management services to certain clients other than the funds, at least in part, due to its existing infrastructure built to serve the fund complex. The Directors concluded, however, that the assets of those other clients are not material to the analysis and, in any event, are included with the assets of each fund to determine breakpoints in the funds’ fee schedule, provided they are managed using the same investment team and strategy.

Conclusions of the Directors

As a result of this process, the Directors, in the absence of particular circumstances and assisted by the advice of their independent legal counsel, taking into account all of the factors discussed above and the information provided by the advisor and others, concluded that the investment management agreement between each fund and the advisor, including the management fee, is fair and reasonable in light of the services provided and should be renewed for a one-year term. In addition, the Directors negotiated a renewal of the one-year waiver by the advisor of a portion of the management fee for Ginnie Mae that was in place during the previous year. This change was proposed by the Directors based on their review of the percentile rank of the fund’s fees within the fund’s peer universe and the fact that the Directors seek, as a general rule, to have total expense ratios of existing fixed income and money market funds in the lowest 25th percentile of the fees of comparable funds.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the funds’ investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds’ Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their website at americancentury.com and, upon request, by calling 1-800-345-2021.

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The Citigroup Agency Index is a market-capitalization-weighted index that includes US government sponsored agencies with a remaining maturity of at least one year.

The Citigroup Credit Index includes US and non-US corporate securities and non-US sovereign and provincial securities.

The Citigroup GNMA Index is a market-capitalization-weighted index of 15- and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA).

The Citigroup High-Yield Cash-Pay Index is composed of those cash-pay securities included in the Citigroup US High-Yield Market Index with remaining maturities of at least one year.

The Citigroup Mortgage Index measures the mortgage component of the US BIG Bond Index, comprising 15- and 30-year GNMA, FNMA, and FHLMC pass-throughs and FNMA and FHLMC balloon mortgages.

The Citigroup Treasury Index is comprised of US Treasury securities with an amount outstanding of at least $5 billion and a remaining maturity of at least one year.

The Citigroup Treasury/Mortgage Index is comprised of U.S. Treasury securities with an amount outstanding of at least $1 billion, and mortgage-backed securities with an aggregate amount outstanding per coupon of at least $5 billion and an aggregate amount outstanding per origination year of at least $500 million. Both the U.S. Treasury and the mortgage-backed securities included in the index must have a remaining maturity of at least one year.

The Citigroup US Broad Investment-Grade (BIG) Bond Index is a market-capitalization-weighted index that includes fixed-rate Treasury, government-sponsored, mortgage, asset-backed, and investment-grade issues with a maturity of one year or longer.

The Citigroup US High-Yield Market Index captures the performance of below-investment-grade debt issued by corporations domiciled in the United States or Canada. This index includes cash-pay and deferred-interest securities that are publicly placed, have a fixed coupon, and are nonconvertible.

The Citigroup US Inflation-Linked Securities Index (ILSI)SM measures the return of bonds with fixed-rate coupon payments that adjust for inflation as measured by the Consumer Price Index (CPI).

The Citigroup U.S. Treasury/Agency 1- to 3-Year Index is a market-capitalization-weighted index that includes fixed-rate U.S. Treasury and government agency issues with maturities between one and three years.

The Rogers International Commodities Index (RICI) was developed by Jim Rogers in 1998. It represents the value of a basket of 35 commodities used in the global economy, including agricultural and energy products, metals, and minerals.

Contact Us
americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or
816-531-5575
Business, Not-For-Profit, Employer-Sponsored
Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers,
Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113
American Century Government Income Trust
Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

American Century Investment Services, Inc., Distributor

©2009 American Century Proprietary Holdings, Inc. All rights reserved.

0911
CL-SAN-66875N

Semiannual Report
September 30, 2009

American Century Investments

Capital Preservation Fund

President’s Letter

Dear Investor:

Thank you for your investment with us during the financial reporting period ended September 30, 2009. We appreciate your trust in American Century Investments® at this volatile, transitional time in the economy and investment markets.

As the upheavals associated with the “Great Recession” gradually subside, our senior management team has put considerable thought into how the investment environment has changed and what new challenges and opportunities await us. Critical factors that we are anticipating in the coming year include marked shifts in investment and spending behavior, along with consolidation in our industry.

Most importantly, we think the economic recovery will be slow and extended. The economy and capital markets have come a long way since Lehman Brothers collapsed over a year ago, but 2010 will likely bring continuing challenges. The stock market’s rebound since last March and the third-quarter economic surge this year were fueled largely by corporate cost-cutting and unprecedented monetary and fiscal stimulus, including some key programs that have since expired or been scaled back.

Meanwhile, the resilient but struggling consumer sector still faces rising unemployment, heavy debt burdens, tight credit conditions, and a housing market that is starting to stabilize, but remains vulnerable. Much of our investment positioning in 2009 has cautiously reflected these still unstable economic fundamentals, leading to underperformance, in some cases, versus market benchmarks buoyed by the rally of riskier assets. We still support our fundamentally based positioning because we believe strongly that some markets—driven more by technical factors than fundamentals—have advanced further than underlying economic conditions warrant, and remain susceptible to the possibility of more volatility ahead.

For more detailed information from our portfolio management team about the performance and positioning of your investment, please review the following pages, or visit our website, americancentury.com.

Thank you for your continued confidence in us.

Sincerely,

Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Table of Contents

Market Perspective	2
U.S. Fixed-Income Total Returns	2

Capital Preservation

Performance	3
Yields	4
Weighted Average Maturity/Life	4
Portfolio Composition by Maturity	4

Shareholder Fee Example	5

Financial Statements

Schedule of Investments	7
Statement of Assets and Liabilities	8
Statement of Operations	9
Statement of Changes in Net Assets	10
Notes to Financial Statements	11
Financial Highlights	15

Other Information

Approval of Management Agreement	16
Additional Information	21
Index Definitions	22

The opinions expressed in the Market Perspective reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century Investments or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Market Perspective

By David MacEwen, Chief Investment Officer, Fixed Income

Economy Stabilized, Short-Term Rates Remained Low

The six months ended September 30, 2009, witnessed a remarkable rebound by U.S. financial markets as the credit crisis eased and the economy showed signs of stabilizing. Government stimulus boosted consumer spending, home prices steadied, and liquidity returned to credit markets. However, the unemployment rate rose to 9.8% in September, raising prospects of a weak, “jobless” recovery. To boost growth, the Federal Reserve continued to hold its short-term rate target at 0%–0.25%, and said it would keep rates low for the foreseeable future, a key issue for money market funds.

Use of WAL Anticipates Money Fund Changes

Another key issue is a set of proposed government regulations and related disclosure changes designed to strengthen money funds and improve their transparency. At American Century Investments, we are committed to helping investors understand and make informed decisions about their financial holdings. As part of this commitment, and in alignment with proposed changes, we have added Weighted Average Life (WAL) to accompany the Weighted Average Maturity (WAM) data we provide in our money fund reports. WAL, like WAM, measures potential interest rate and credit risk exposure.

However, WAM alone may understate risk exposure in portfolios that own variable- and floating-rate securities (floaters) with interest-rate reset dates. For WAL calculation purposes, a one-year floater with a 30-day interest-rate reset feature would have a 365-day remaining life (until maturity). For WAM calculation purposes, this floater would have a remaining life of just 30 days (until the next reset). WAL illustrates better than WAM the continued exposure investors have to this floater until maturity. If no floaters are present, the WAL and WAM become similar.

Providing WAL is one of three enhancements that American Century Investments has implemented prior to the expected new government regulations. The others are: 1) posting money fund portfolio holdings on a monthly basis on our website, americancentury.com, and 2) restricting our money fund WAMs to 75 days or less. We support the spirit and intent of the proposed regulations and will comply fully with the final policies when they are announced.

U.S. Fixed-Income Total Returns
For the six months ended September 30, 2009*
Treasury Securities		Citigroup U.S. Bond Market Indices
3-Month Bill	0.09%	High-Yield Cash-Pay (corporate)	37.81%
2-Year Note	0.73%	Credit (investment-grade corporate)	16.39%
10-Year Note	–3.82%	Broad Investment-Grade (multi-sector)	4.80%
30-Year Bond	–6.62%	Inflation-Linked Securities	3.47%
		Mortgage (mortgage-backed)	2.89%
		Agency	1.51%
		Treasury	–1.03%
*Total returns for periods less than one year are not annualized.

2

Performance

Capital Preservation

Total Returns as of September 30, 2009
				Average Annual Returns
						Since	Inception
		6 months(1)	1 year	5 years	10 years	Inception	Date
Capital Preservation		0.01%(2)	0.19%(2)	2.64%	2.62%	4.55%	10/13/72
90-Day U.S. Treasury
Bill Index(3)		0.08%	0.21%	2.82%	2.83%	5.90%(4)	—
Lipper U.S. Treasury Money
Market Funds Average Return(3)		0.01%	0.07%	2.31%	2.36%	5.53%(5)	—
Fund’s Lipper Ranking Amoung U.S.
Treasury Money Market Funds(3)		24 of 74	5 of 74	6 of 65	6 of 44	1 of 1(5)	—
(1)	Total returns for periods less than one year are not annualized.
(2)	Fund returns would have been lower if American Century Investments had not voluntarily waived a portion of its management fee.
(3)	Data provided by Lipper Inc. – A Reuters Company. © 2009 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
Lipper Fund Performance — Performance data is total return, and is preliminary and subject to revision.
Lipper Rankings — Rankings are based only on the universe shown and are based on average annual total returns. This listing might not represent the complete universe of funds tracked by Lipper.
The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable. Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.
(4)	Since 9/30/72, the date nearest the fund’s inception for which data are available.
(5)	Since 10/31/72, the date nearest the fund’s inception for which data are available.

Total Annual Fund Operating Expenses
Capital Preservation	0.49%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The 7-day current yield more closely reflects the current earnings of the fund than the total return.

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Capital Preservation

Yields as of September 30, 2009
7-Day Current Yield
After waiver*		0.01%
Before waiver		-0.22%
7-Day Effective Yield*
		0.01%
*The yields presented reflect the waiver of a portion of the fund’s management fees. Without such waiver, the 7-day yields would have been lower.

Weighted Average Maturity/Life
	9/30/09	3/31/09
Weighted Average Maturity	70 days	82 days
Weighted Average Life	70 days	N/A

Portfolio Composition by Maturity
	% of fund investments	% of fund investments
	as of 9/30/09	as of 3/31/09
1–30 days	41%	21%
31–90 days	35%	33%
91–180 days	12%	37%
More than 180 days	12%	9%

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The 7-day current yield more closely reflects the current earnings of the fund than the total return.

4

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/ exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2009 to September 30, 2009.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)	Annualized
	4/1/09	9/30/09	4/1/09 – 9/30/09	Expense Ratio(1)
Actual (after waiver)(2)	$1,000	$1,000.10	$1.96	0.39%
Actual (before waiver)	$1,000	$1,000.10(3)	$2.41	0.48%
Hypothetical (after waiver)(2)	$1,000	$1,023.11	$1.98	0.39%
Hypothetical (before waiver)	$1,000	$1,022.66	$2.43	0.48%

(1)	Expenses are equal to the fund’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.
(2)	During the six months ended September 30, 2009, the fund received a partial waiver of its management fee.
(3)	Ending account value assumes the return earned after waiver. The return would have been lower had fees not been waived and would have resulted in a lower ending account value.

6

Schedule of Investments

Capital Preservation

SEPTEMBER 30, 2009 (UNAUDITED)

	Principal			Principal
	Amount	Value		Amount	Value
U.S. Treasury Bills(1) — 86.8%			U.S. Treasury Bills,
			0.48%, 4/1/10	$ 95,000,000	$ 94,772,121
U.S. Treasury Bills,			U.S. Treasury Bills,
0.18%, 10/1/09	$150,000,000	$ 150,000,000	0.51%, 7/29/10	10,000,000	9,957,776
U.S. Treasury Bills,			U.S. Treasury Bills,
0.16%, 10/8/09	286,000,000	285,990,986	0.45%, 8/26/10	75,000,000	74,694,304
U.S. Treasury Bills,			U.S. Treasury Bills,
0.25%, 10/15/09	195,000,000	194,981,119	0.40%, 9/23/10	20,000,000	19,921,460
U.S. Treasury Bills,			TOTAL U.S. TREASURY BILLS		2,930,608,271
0.33%, 10/22/09	253,000,000	252,952,007
U.S. Treasury Bills,			U.S. Treasury Notes(1) — 8.7%
0.18%, 10/29/09	350,000,000	349,951,700	U.S. Treasury Notes,
U.S. Treasury Bills,			3.375%, 10/15/09	75,075,000	75,166,710
0.19%, 11/5/09	95,000,000	94,982,729	U.S. Treasury Notes,
U.S. Treasury Bills,			6.50%, 2/15/10	25,000,000	25,533,200
0.01%, 11/12/09	150,000,000	149,997,375	U.S. Treasury Notes,
U.S. Treasury Bills,			1.75%, 3/31/10	50,000,000	50,379,064
0.60%, 11/19/09	25,000,000	24,979,583	U.S. Treasury Notes,
U.S. Treasury Bills,			2.875%, 6/30/10	75,000,000	76,223,741
0.15%, 11/27/09	100,000,000	99,976,092	U.S. Treasury Notes,
U.S. Treasury Bills,			3.875%, 7/15/10	25,000,000	25,672,323
0.15%, 12/3/09	75,000,000	74,980,313	U.S. Treasury Notes,
U.S. Treasury Bills,			2.375%, 8/31/10	15,000,000	15,275,559
0.16%, 12/10/09	328,000,000	327,896,517	U.S. Treasury Notes,
U.S. Treasury Bills,			4.25%, 10/15/10	25,000,000	25,982,422
0.14%, 12/17/09	150,000,000	149,955,083	TOTAL U.S. TREASURY NOTES		294,233,019
U.S. Treasury Bills,			TOTAL INVESTMENT
0.10%, 12/24/09	215,000,000	214,952,342	SECURITIES — 95.5%		3,224,841,290
U.S. Treasury Bills,			OTHER ASSETS AND
0.11%, 12/31/09	150,000,000	149,957,533	LIABILITIES — 4.5%(2)		152,676,993
U.S. Treasury Bills,			TOTAL NET ASSETS — 100.0%		$3,377,518,283
0.40%, 2/11/10	160,000,000	159,761,634
U.S. Treasury Bills,
0.25%, 3/4/10	50,000,000	49,947,597

Notes to Schedule of Investments
(1)	The rates for U.S. Treasury Bills are the yield to maturity at purchase. The rates for U.S. Treasury Notes are the stated coupon rates.
(2)	Category includes amounts related to net securities sold but not settled as of the period end.

See Notes to Financial Statements.

7

Statement of Assets and Liabilities

SEPTEMBER 30, 2009 (UNAUDITED)
Assets
Investment securities, at value (amortized cost and cost for federal income tax purposes)	$3,224,841,290
Cash	4,339,506
Receivable for investments sold	325,631,379
Receivable for capital shares sold	3,833,630
Interest receivable	2,620,559
3,561,266,364

Liabilities
Payable for investments purchased	179,032,856
Payable for capital shares redeemed	3,913,596
Accrued management fees	796,439
Dividends payable	5,190
183,748,081

Net Assets	$3,377,518,283

Capital Shares
Outstanding (unlimited number of shares authorized)	3,377,517,281

Net Asset Value Per Share	$1.00

Net Assets Consist of:
Capital paid in	$3,377,518,177
Undistributed net realized gain on investment transactions	106
$3,377,518,283

See Notes to Financial Statements.

8

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2009 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$ 6,899,762

Expenses:
Management fees	8,104,346
Temporary guarantee program fees	109,295
Trustees’ fees and expenses	78,608
Other expenses	3,630
8,295,879
Fees waived	(1,491,266)
6,804,613

Net investment income (loss)	95,149

Net realized gain (loss) on investment transactions	105

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 95,254

See Notes to Financial Statements.

9

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2009 (UNAUDITED) AND YEAR ENDED MARCH 31, 2009
Increase (Decrease) in Net Assets	Sept. 30, 2009	March 31, 2009
Operations
Net investment income (loss)	$ 95,149	$ 29,672,718
Net realized gain (loss)	105	240,086
Net increase (decrease) in net assets resulting from operations	95,254	29,912,804

Distributions to Shareholders
From net investment income	(176,611)	(29,591,256)
From net realized gains	(85,586)	—
Decrease in net assets from distributions	(262,197)	(29,591,256)

Capital Share Transactions
Proceeds from shares sold	590,640,076	2,075,342,915
Proceeds from reinvestment of distributions	253,938	28,736,516
Payments for shares redeemed	(781,494,203)	(1,806,949,726)
Net increase (decrease) in net assets from capital share transactions	(190,600,189)	297,129,705

Net increase (decrease) in net assets	(190,767,132)	297,451,253

Net Assets
Beginning of period	3,568,285,415	3,270,834,162
End of period	$3,377,518,283	$ 3,568,285,415

Undistributed net investment income	—	$81,462

Transactions in Shares of the Fund
Sold	590,640,076	2,075,342,915
Issued in reinvestment of distributions	253,938	28,736,516
Redeemed	(781,494,203)	(1,806,949,726)
Net increase (decrease) in shares of the fund	(190,600,189)	297,129,705

See Notes to Financial Statements.

10

Notes to Financial Statements

SEPTEMBER 30, 2009 (UNAUDITED)

1. Organization and Summary of Significant Accounting Policies

Organization — American Century Government Income Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Capital Preservation Fund (the fund) is one fund in a series issued by the trust. The fund is diversified under Rule 2a-7 of the 1940 Act. The fund’s investment objective is to seek maximum safety and liquidity by investing in short-term money market securities issued by the U.S. Treasury that are guaranteed by the direct full faith and credit pledge of the U.S. government. Its secondary objective is to seek to pay shareholders the highest rate of return consistent with safety and liquidity. The following is a summary of the fund’s significant accounting policies.

Security Valuations — Securities are generally valued at amortized cost, which approximates current market value. Investments in open-end management investment companies are valued at the reported net asset value. When such valuations do not reflect market value, securities may be valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees.

Security Transactions — For financial reporting purposes, security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

When-Issued and Forward Commitments — The fund may engage in securities transactions on a when-issued or forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. In a when-issued transaction, the payment and delivery are scheduled for a future date and during this period, securities are subject to market fluctuations. In a forward commitment transaction, the fund may sell a security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are executed simultaneously in what are known as “roll” transactions. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2006. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with any federal or state income tax obligations, if any, are recorded as interest expense.

Distributions to Shareholders — Distributions from net investment income and short-term capital gains, if any, are declared daily and paid monthly. The fund does not expect to realize any long-term capital gains, and accordingly, does not expect to pay any capital gains distributions.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

11

Use of Estimates — The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Subsequent Events — Management has evaluated events or transactions that may have occurred since September 30, 2009, that would merit recognition or disclosure in the financial statements. This evaluation was completed through November 27, 2009, the date the financial statements were issued.

2. Fees and Transactions with Related Parties

Management Fees — The trust has entered into a Management Agreement with American Century Investment Management, Inc. (ACIM) (the investment advisor), under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those trustees who are not considered “interested persons” as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of each specific class of shares of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.1370% to 0.2500% and the rates for the Complex Fee range from 0.2500% to 0.3100%.

Effective August 1, 2009, the investment advisor agreed to waive .021% of the fund’s management fee. The investment advisor expects this fee waiver to continue for one year and cannot terminate it without consulting the Board of Trustees. In order to maintain a positive yield, the investment advisor may also voluntarily waive a portion of its management fee as needed on a daily basis. This fee waiver may be revised or terminated at any time without notice. For the six months ended September 30, 2009, the total amount of the waivers was $1,491,266. The effective annual management fee before waiver for the six months ended September 30, 2009 was 0.47%. The effective annual management fee after waiver for the six months ended September 30, 2009 was 0.38%.

Temporary Guarantee Program — On October 3, 2008, the Board of Trustees approved the fund to participate in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (the program). The program provides coverage to guarantee the account values of shareholders in the event the fund’s net asset value falls below $0.995 and the Trustees liquidate the fund. The program covers the lesser of a shareholder’s account value on September 19, 2008, or on the date of liquidation. Participation in the program requires the fund to pay a fee based on the net assets of the fund as of the close of business on September 19, 2008, which is amortized daily over the period. The fund participated in the program from September 19, 2008 through December 19, 2008 and was subject to a fee of 0.01% of its net assets as of September 19, 2008, half of which was paid by the fund and the remainder was paid by the investment advisor. The fund continued its participation in the program from December 20, 2008 through April 30, 2009 and paid a fee of 0.015% of its net assets as of September 19, 2008. The Board of Trustees has elected not to continue participation by the fund in a program extension from May 1, 2009 through September 18, 2009. The Secretary of the Treasury currently has no authority to extend the program beyond September 18, 2009. For the six months ended September 30, 2009, the annualized ratio of the program fee to average net assets was 0.006%.

12

Related Parties — Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC), the parent of the trust‘s investment advisor, ACIM, the distributor of the trust, American Century Investment Services, Inc., and the trust’s transfer agent, American Century Services, LLC.

The fund is eligible to invest in a money market fund for temporary purposes, which is managed by J.P. Morgan Investment Management, Inc. (JPMIM). The fund has a Mutual Funds Services Agreement with J.P. Morgan Investor Services Co. (JPMIS). JPMorgan Chase Bank (JPMCB) is a custodian of the fund. JPMIM, JPMIS and JPMCB are wholly owned subsidiaries of JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

• Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;

• Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

• Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

As of September 30, 2009, the valuation inputs used to determine the fair value of the fund’s investment securities were classified as Level 2.

4. Interfund Lending

The fund, along with certain other funds in the American Century Investments family of funds, may participate in an interfund lending program, pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC). This program provides an alternative credit facility allowing the fund to borrow from or lend to other funds in the American Century Investments family of funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. The interfund loan rate earned/paid on interfund lending transactions is determined daily based on the average of certain current market rates. Interfund lending transactions normally extend only overnight, but can have a maximum duration of seven days. The program is subject to annual approval by the Board of Trustees. During the six months ended September 30, 2009, the fund did not utilize the program.

13

5. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

6. Recently Issued Accounting Standards

In March 2008, the Financial Accounting Standards Board (FASB) issued Accounting Standards Codification (ASC) Section 815-10 (formerly Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities —an amendment of FASB Statement No. 133”). ASC Section 815-10 is effective for interim periods beginning after November 15, 2008 and has been adopted by the fund. ASC Section 815-10 amends and expands disclosures about derivative instruments and hedging activities. ASC Section 815-10 requires qualitative disclosures about the objectives and strategies of derivative instruments, quantitative disclosures about the fair value amounts of and gains and losses on derivative instruments, and disclosures of credit-risk-related contingent features in hedging activities.

14

Financial Highlights

Capital Preservation

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
	2009(1)	2009	2008	2007	2006	2005
Per-Share Data
Net Asset Value,
Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From
Investment Operations
Net Investment
Income (Loss)	—(2)	0.01	0.04	0.04	0.03	0.01
Distributions
From Net
Investment Income	—(2)	(0.01)	(0.04)	(0.04)	(0.03)	(0.01)
From Net
Realized Gains	—(2)	—	—	—	—	—
Total Distributions	—(2)	(0.01)	(0.04)	(0.04)	(0.03)	(0.01)
Net Asset Value,
End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(3)	0.01%	0.91%	3.90%	4.59%	3.06%	1.14%

Ratios/Supplemental Data
Ratio of Operating
Expenses to
Average Net Assets	0.39%(4)(5)	0.49%(4)	0.47%	0.48%	0.48%	0.48%
Ratio of Operating
Expenses to
Average Net Assets
(Before Expense Waiver)	0.48%(5)	0.49%	0.47%	0.48%	0.48%	0.48%
Ratio of Net Investment
Income (Loss) to
Average Net Assets	0.01%(4)(5)	0.87%(4)	3.78%	4.50%	3.01%	1.12%
Ratio of Net Investment
Income (Loss) to
Average Net Assets
(Before Expense Waiver)	(0.08)%(5)	0.87%	3.78%	4.50%	3.01%	1.12%
Net Assets, End of Period
(in thousands)	$3,377,518	$3,568,285	$3,270,834	$2,656,986	$2,647,714	$2,761,800

(1)	Six months ended September 30, 2009 (unaudited).
(2)	Per-share amount was less than $0.005.
(3)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.
(4)	The investment advisor voluntarily agreed to waive a portion of its management fee. The waiver did not impact the ratio for the period ended
March 31, 2009.
(5) Annualized.

See Notes to Financial Statements.

15

Approval of Management Agreement

Under Section 15(c) of the Investment Company Act, contracts for investment advisory services to a mutual fund are required to be reviewed, evaluated and approved each year by the fund’s board of directors/ trustees, including a majority of a fund’s independent directors/trustees (the “Directors”). At American Century Investments, this process is referred to as the “15(c) Process.” The board oversees on a continuous basis and evaluates at its quarterly meetings, directly and through the committees of the board, the nature and quality of significant services provided by the advisor, the investment performance of the funds, shareholder services, audit and compliance functions and a variety of other matters relating to fund operations. Each year, it also holds a special meeting in connection with determining whether to renew the contracts for advisory services, to review fund performance, shareholder services, adviser profitability, audit and compliance matters, and other fund operational matters.

Under a Securities and Exchange Commission rule, each fund is required to disclose in its annual or semiannual report, as appropriate, the material factors and conclusions that formed the basis for the board’s approval or renewal of any advisory agreements within the fund’s most recently completed fiscal half-year period.

Annual Contract Review Process

As part of the annual 15(c) Process, the Directors requested and reviewed extensive data and information compiled by the advisor and certain independent providers of evaluative data (the “15(c) Providers”) concerning Capital Preservation (the “fund”) and the services provided to the fund under the management agreement. The information considered and the discussions held at the meetings included, but were not limited to:

• the nature, extent and quality of investment management, shareholder services and other services that the advisor provides to the fund;

• the wide range of programs and services the advisor provides to the fund and its shareholders on a routine and non-routine basis;

• the compliance policies, procedures, and regulatory experience of the advisor;

• data comparing the cost of owning the fund to the cost of owning a similar fund;

• data comparing the fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

• financial data showing the profitability of the fund to the advisor and the overall profitability of the advisor;

• data comparing services provided and charges to other non-fund investment management clients of the advisor; and

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• collateral or “fall-out” benefits derived by the advisor from the management of the fund, and potential sharing of economies of scale in connection with the management of the fund.

In keeping with its practice, the Directors at a special meeting and at a regularly scheduled quarterly meeting reviewed and discussed the information provided by the advisor throughout the year and to negotiate with the advisor the renewal of the management agreement, including the setting of the applicable management fee. The Directors had the benefit of the advice of their independent counsel throughout the period.

Factors Considered

The Directors considered all of the information provided by the advisor, independent data providers, and the board’s independent counsel, and evaluated such information for each fund the board oversees. The Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the agreement under the terms ultimately determined by the board to be appropriate, the Directors’ decision was based on a number of factors, including the following.

Nature, Extent and Quality of Services — Generally. Under the management agreement, the advisor is responsible for providing or arranging for all services necessary for the operation of the fund. The board noted that under the management agreement, the advisor provides or arranges at its own expense a wide variety of services including:

• fund construction and design

• initial capitalization/funding

• portfolio research and security selection

• securities trading

• fund administration

• custody of fund assets

• daily valuation of the fund’s portfolio

• shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping and communications

• legal services

• regulatory and portfolio compliance

• financial reporting

• marketing and distribution

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The Directors noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels and the changing regulatory environment. In performing their evaluation, the Directors considered information received in connection with the annual review, as well as information provided on an ongoing basis throughout the year and at their regularly scheduled board and committee meetings.

Investment Management Services. The nature of the investment management services provided is quite complex and allows fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes, and liquidity. In evaluating investment performance, the board expects the advisor to manage the fund in accordance with its investment objectives and approved strategies. In providing these services, the advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. At each quarterly meeting and at the special meeting to consider renewal of the management agreement, the Directors, directly and through its Portfolio Committee, review investment performance information for the fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. If performance concerns are identified, the underperforming fund receives special reviews until performance improves, during which Directors discuss with the advisor the reasons for such underperformance (e.g., market conditions, security and sector selection) and any efforts being undertaken to improve performance. The Fund’s performance for both the one- and three-year periods was in the highest quartile for its peer group.

Shareholder and Other Services. The advisor provides the fund with a comprehensive package of transfer agency, shareholder, and other services. The Directors, directly and through the various Committees of the Board, review reports and evaluations of such services at their regular quarterly meetings and at their special meeting to consider renewal of the management agreement, including the annual meeting concerning contract review, and other reports to the board. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the advisor.

Costs of Services Provided and Profitability. The advisor provides detailed information concerning its cost of providing various services to the fund, its profitability in managing the fund, its overall profitability, and its financial condition. The Directors have reviewed with the advisor the methodology

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used to prepare this financial information. The Directors have also reviewed with the advisor its methodology for compensating the investment professionals that provide services to the fund. This financial information regarding the advisor is considered in order to evaluate the advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee.

Ethics. The Directors generally consider the advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Directors review information provided by the advisor regarding the existence of economies of scale in connection with the investment management of the funds. The Directors concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The analysis of economies of scale is further complicated by the additional services and content provided by the advisor and its reinvestment in its ability to provide and expand those services. Accordingly, the Directors seek to evaluate economies of scale by reviewing information, such as year-over-year profitability of the advisor generally, the profitability of its management of the fund specifically, and the expenses incurred by the advisor in providing various functions to the fund. The Directors believe the advisor is appropriately sharing economies of scale through its competitive fee structure, fee breakpoints as the fund complex and the fund increases in size, and through reinvestment in its business to provide shareholders additional services and enhancements to existing services. In particular, separate breakpoint schedules based on the size of the entire fund complex and on the size of the fund reflect the complexity of assessing economies of scale.

Comparison to Other Funds’ Fees. The fund pays the advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the fund’s independent directors (including their independent legal counsel). Under the unified fee structure, the advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, record-keeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and Rule 12b-1 distribution fees, the components of the total fees charged by these other funds may be increased without shareholder approval. The board believes the unified fee structure is a benefit to fund shareholders because it clearly discloses to shareholders the cost of owning fund shares, and, since the unified fee cannot be increased without a vote of fund shareholders, it shifts to the advisor the risk of increased costs of operating the fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Directors’ analysis of fee levels involves reviewing certain evaluative data

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compiled by an independent provider and comparing the fund’s unified fee to the total expense ratio of other funds in the fund’s peer group. The Directors also reviewed updated fee level data provided by the advisor, but recognized that comparative data was particularly difficult to evaluate given the significant market developments during the past year impacting fund assets. The unified fee charged to shareholders of the fund was below the median of the total expense ratios of its peer group.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Directors also requested and received information from the advisor concerning the nature and extent of the services, fees, and profitability of its advisory services to advisory clients other than the fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the fund. The Directors analyzed this information and concluded that the fees charged and services provided to the fund were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Directors considered the existence of collateral benefits the advisor may receive as a result of its relationship with the fund. They concluded that the advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Directors noted that the advisor receives proprietary research from broker dealers that execute fund portfolio transactions but concluded that this research is likely to benefit fund shareholders. The Directors also determined that the advisor is able to provide investment management services to certain clients other than the fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Directors concluded, however, that the assets of those other clients are not material to the analysis and, in any event, are included with the assets of the fund to determine breakpoints in the fund’s fee schedule, provided they are managed using the same investment team and strategy.

Conclusions of the Directors

As a result of this process, the Directors, in the absence of particular circumstances and assisted by the advice of their independent legal counsel, taking into account all of the factors discussed above and the information provided by the advisor and others, concluded that the investment management agreement between the fund and the advisor, including the management fee, is fair and reasonable in light of the services provided and should be renewed for a one-year term. In addition, the Directors negotiated a one-year waiver by the advisor of a portion of the management fee. These changes were proposed by the Directors based on their review of the percentile rank of the fund’s fees within the fund’s peer universe and the fact that the Directors seek, as a general rule, to have total expense ratios of existing fixed income and money market funds in the lowest 25th percentile of the fees of comparable funds.

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Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

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Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The 90-Day U.S. Treasury Bill Index is derived from secondary market interest rates for three-month instruments as published by the Federal Reserve Bank.

The Citigroup Agency Index is a market-capitalization-weighted index that includes US government sponsored agencies with a remaining maturity of at least one year.

The Citigroup Credit Index includes US and non-US corporate securities and non-US sovereign and provincial securities.

The Citigroup High-Yield Cash-Pay Index is composed of those cash-pay securities included in the Citigroup US High-Yield Market Index with remaining maturities of at least one year.

The Citigroup Mortgage Index measures the mortgage component of the US BIG Bond Index, comprising 15- and 30-year GNMA, FNMA, and FHLMC pass-throughs and FNMA and FHLMC balloon mortgages.

The Citigroup Treasury Index is comprised of US Treasury securities with an amount outstanding of at least $5 billion and a remaining maturity of at least one year.

The Citigroup US Broad Investment-Grade (BIG) Bond Index is a market-capitalization-weighted index that includes fixed-rate Treasury, government-sponsored, mortgage, asset-backed, and investment-grade issues with a maturity of one year or longer.

The Citigroup US High-Yield Market Index captures the performance of below-investment-grade debt issued by corporations domiciled in the United States or Canada. This index includes cash-pay and deferred-interest securities that are publicly placed, have a fixed coupon, and are nonconvertible.

The Citigroup US Inflation-Linked Securities Index (ILSI)SM measures the return of bonds with fixed-rate coupon payments that adjust for inflation as measured by the Consumer Price Index (CPI).

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Notes

23

Notes

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Contact Us
americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or
816-531-5575
Business, Not-For-Profit, Employer-Sponsored
Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers,
Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113
American Century Government Income Trust
Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

American Century Investment Services, Inc., Distributor

©2009 American Century Proprietary Holdings, Inc. All rights reserved.

0911
CL-SAN-66876S

ITEM 2. CODE OF ETHICS.
Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. INVESTMENTS.
(a) The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT
INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.
(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the
Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in
Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.
(a)(1)	Not applicable for semiannual report filings.

(a)(2)	Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the
Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to
Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX-
99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Government Income Trust

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	November 27, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	November 27, 2009

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	November 27, 2009